UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2010

Date of reporting period: January 1, 2010 — June 30, 2010

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

# Putnam Variable Trust

6|30|10

Semiannual report

Putnam VT
Diversified Income Fund

Putnam
INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

Putnam Investments is pleased to provide this midyear report to shareholders of Putnam Variable Trust. For your benefit, and to help reduce Putnam’s environmental impact, you will now receive reports only for the funds you own. Information on other funds in Putnam Variable Trust is available on putnam.com.

A number of developments weighed on U.S. and global markets in recent months. European debt woes, hints of an economic slowdown in China, and skepticism over the durability of the U.S. recovery have caused unwelcome volatility. Compared with 2009’s sharp rebound, today’s investment environment requires a greater degree of investment skill, innovation, and expertise. We believe these attributes form the very core of Putnam’s analytic, active-management approach. It is important to recognize that volatility is not new to the markets. Patient investors know that these periods often present opportunities for market advances. With this in mind, we encourage you to focus on portfolio diversification and rely on the expertise of your financial advisor.

In other developments, Barbara M. Baumann has been elected to the Board of Trustees of the Putnam Funds, effective July 1, 2010. Ms. Baumann is president and owner of Cross Creek Energy Corporation of Denver, Colorado, a strategic consultant to domestic energy firms and direct investor in energy assets. We also want to thank Elizabeth T. Kennan, who recently retired from the Board of Trustees, for her many years of dedicated and thoughtful leadership.

As always, thank you for choosing Putnam.

Performance Summary (as of 6/30/10)

Investment objective

As high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital

Net asset value June 30, 2010
Class IA: $7.39	Class IB: $7.38

Total return at net asset value
(as of 6/30/10)	Class IA shares*	Class IB shares†

6 months	6.40%	6.20%

1 year	32.75	32.74

5 years	27.41	27.35
Annualized	4.96	4.95

10 years	87.03	84.46
Annualized	6.46	6.31

Life	159.55	153.31
Annualized	5.84	5.69

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality
P-1	13.6%

Aaa	28.5%

Aa	0.5%

A	1.0%

Baa	7.5%

Ba	9.6%

B	17.8%

Caa & Below	24.5%

Not Rated	–3.0%

Portfolio composition will vary over time. Allocations are represented as a percentage of net assets. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, if any, and the use of different classifications of securities for presentation purposes. Information is as of 6/30/10 and may not reflect trades entered into on that date.

Credit qualities are shown as a percentage of net assets as of 6/30/10. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes cash bonds and cash, and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments. Rated derivatives are shown in the applicable Moody’s category. Unrated derivatives are shown in the not-rated category. If the aggregate market value of unrated cash bonds plus unrealized losses on unrated derivatives is negative, the sum will be expressed as 0.0% for the not-rated category.

Putnam VT Diversified Income Fund 1

Report from your fund’s managers

What were the market conditions during the past six months, and how did the fund perform?

After a broad-based recovery and rally across fixed-income sectors in 2009, concerns emerged about the strength of the global economic recovery in 2010. European markets were thrown into turmoil over growing government debt issues in some smaller eurozone countries. Despite these concerns, fixed-income markets continued to advance, as all spread sectors outpaced duration-adjusted U.S. Treasuries through April.

Investors’ appetite for risk decreased in May as global equity markets sold off, concerns mounted about the outlook for the European economy, and the global recovery showed signs of slowing. With investors seeking a safe haven, Treasury yields fell and their prices rose, and spreads on most non-government-supported sectors widened. Throughout the period, the U.S. government managed a delicate balancing act of winding down policies aimed at fostering market stability and investor confidence, without endangering the emerging recovery.

With this as a backdrop, Putnam VT Diversified Income Fund’s class IA shares returned 6.40% at net asset value for the semiannual period ended June 30, 2010. The fund’s strong performance was due to the fund’s allocations to mortgage credit, liquidity, and prepayment-sensitive securities.

Which strategies helped the fund outperform?

The fund’s allocation to short-dated, senior residential mortgage-backed securities (Alt-A, home equity, and manufactured housing) aided returns. Our liquidity strategy, which was implemented through an allocation to short-dated, Aaa-rated commercial mortgage-backed securities (CMBS), also helped. CMBS spreads tightened considerably due to an improved technical environment that remained supportive even as the Federal Reserve’s Term Asset-Backed Securities Loan Facility (TALF) program wound down in March. Prepayment strategies within agency mortgages also aided performance. The portfolio’s exposure to interest-only (IO) collateralized mortgage obligations added value as prepayment speeds remained slower than estimates. In addition, IO spreads tightened as investors re-entered the market and liquidity improved.

Which strategies detracted from performance?

Overall, term structure strategies — which seek to exploit both directional moves in interest rates and changes in the shape of the yield curve — had a negative impact on returns. While our flattening yield curve bias in the United States was beneficial, the fund’s overall short-duration stance resulted in returns that lagged as rates fell across the yield curve. An overweight allocation to high-yield corporate bonds and security selection in emerging-market debt (most notably, positions in Argentina) also held back performance as corporate and emerging-market debt spreads widened on concerns over the sovereign debt crisis in Europe.

What is your outlook?

The U.S. economic recovery is likely to continue, but at a more tempered pace as the growth provided by inventory-rebuilding begins to diminish. The economic recovery has been weaker than is typical after a sharp downturn. Still, the recovery is better than seemed likely six months ago. Improved conditions in financial markets have allowed companies to raise funds and term out their debt obligations — essentially improving their working capital situations while taking advantage of lower interest rates. In addition, a slowly improving labor market has allowed consumption to resume expansion. Nevertheless, significant head winds remain for the economy. Stimulus policies are gradually being withdrawn, and households’ access to credit remains constrained. With inflation low and declining, and with deflation a non-trivial risk, we believe the Federal Reserve Board is likely to keep interest rates at historic lows for a considerable time. The normal mechanisms for transmitting the effects of monetary policy into the economy are still not working, however, blunting the stimulatory impact of low rates.

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager D. William Kohli is Team Leader of Portfolio Construction and Global Strategies at Putnam. He joined Putnam in 1994 and has been in the investment industry since 1987.

In addition to Bill, your fund’s portfolio managers are Michael Atkin, Rob Bloemker, Kevin Murphy, and Paul Scanlon.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT Diversified Income Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2010, to June 30, 2010. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/10		for the 6 months ended 6/30/10

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.74	$5.01	$3.66	$4.91

Ending
value (after
expenses)	$1,064.00	$1,062.00	$1,021.17	$1,019.93

Annualized
expense ratio†	0.73%	0.98%	0.73%	0.98%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/10. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

† Excludes the impact of a current period revision to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.01% of average net assets for the six months ended 6/30/10.

Putnam VT Diversified Income Fund 3

The fund’s portfolio 6/30/10 (Unaudited)

MORTGAGE-BACKED SECURITIES (49.9%)*		Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		$3,804,000	$2,719,860

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.837s, 2049		148,000	157,550
Ser. 07-2, Class A2, 5.634s, 2049		439,000	450,947
Ser. 07-5, Class XW, IO, 0.6s, 2051		43,930,113	930,616

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	93,813
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	196,119

Banc of America Funding Corp.
FRB Ser. 06-D, Class 6A1, 5.659s, 2036		2,345,142	1,530,205
FRB Ser. 07-6, Class A1, 0.637s, 2037		2,036,534	1,323,747

Banc of America Large Loan 144A FRB
Ser. 05-MIB1, Class K, 2.35s, 2022		476,000	234,010

Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037		766,779	81,585
Ser. 07-1, Class S, IO, 2.637s, 2037		2,650,771	219,219

Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6.213s, 2036		1,778,654	1,093,872
FRB Ser. 05-10, Class 25A1, 5.736s, 2036		1,446,747	875,282
FRB Ser. 05-7, Class 23A1, 5.582s, 2035		1,556,945	1,147,477
FRB Ser. 07-1, Class 21A1, 5.451s, 2047		1,877,475	1,248,521

Bear Stearns Alternate Trust 144A FRB Ser. 06-7,
Class 1AE4, 5.882s, 2046		8,776,505	5,704,728

Bear Stearns Alternate Trust II FRB Ser. 07-1,
Class 1A1, 5.735s, 2047		10,218,631	6,355,071

Bear Stearns Asset Backed Securities Trust FRB
Ser. 07-AC4, Class A1, 0.647s, 2037		2,508,833	1,279,505

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.517s, 2032		189,000	160,033

Bear Stearns Commercial Mortgage Securities, Inc.
144A Ser. 07-PW18, Class X1, IO, 0.145s, 2050		52,043,524	387,334

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.808s, 2036		1,150,543	645,083
FRB Ser. 05-10, Class 1A4A, 5.452s, 2035		1,728,508	1,084,639
FRB Ser. 06-AR7, Class 2A2A, 5.475s, 2036		3,076,685	1,815,244

Citigroup/Deutsche Bank Commercial Mortgage
Trust 144A Ser. 07-CD5, Class XS, IO,
0.146s, 2044		30,436,241	188,022

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.964s, 2014
(United Kingdom)	GBP	328,253	304,410
FRB Ser. 05-CT2A, Class E, 1.703s, 2014
(United Kingdom)	GBP	165,399	180,598

Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037		$2,648,325	1,798,588
Ser. 06-45T1, Class 2A5, 6s, 2037		1,098,418	746,924
Ser. 06-J8, Class A4, 6s, 2037		1,826,103	1,104,792
Ser. 06-41CB, Class 1A7, 6s, 2037		1,213,778	837,507
Ser. 05-80CB, Class 2A1, 6s, 2036		2,475,918	1,803,552
Ser. 07-2CB, Class 1A9, 5 3/4s, 2037		9,548,767	7,161,575
FRB Ser. 07-HY4, Class 4A1, 5.719s, 2047		1,091,664	746,330
FRB Ser. 07-HY4, Class 3A1, 5.638s, 2047		2,267,562	1,515,866
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		1,312,981	1,177,118
Ser. 07-8CB, Class A1, 5 1/2s, 2037		1,297,335	954,352
FRB Ser. 05-4, Class 2A7, 0.847s, 2035		1,174,359	818,014
FRB Ser. 06-18CB, Class A7, 0.697s, 2036		2,784,648	1,615,096
FRB Ser. 06-24CB, Class A13, 0.697s, 2036		1,329,927	819,152
FRB Ser. 06-23CBC, Class 2A5, 0.747s, 2036		4,183,925	2,050,123

MORTGAGE-BACKED SECURITIES (49.9%)* cont.		Principal amount	Value

Countrywide Alternative Loan Trust
FRB Ser. 06-OC10, Class 2A2A, 0.527s, 2036		$2,699,000	$1,256,333
FRB Ser. 06-OC11, Class 2A2A, 0.517s, 2037		1,526,000	793,460

Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.542s, 2035		2,748,741	2,006,581
FRB Ser. 06-HYB2, Class 2A1B, 5.327s, 2036		2,016,755	1,310,891
FRB Ser. 05-HYB4, Class 2A1, 3.59s, 2035		6,194,810	4,320,880
FRB Ser. 04-HYB6, Class A2, 3.479s, 2034 F		610,072	513,604

Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.564s, 2035		7,407,666	1,009,272
Ser. 06-R1, Class AS, IO, 5.537s, 2036		2,946,227	318,561
Ser. 05-R3, Class AS, IO, 5.464s, 2035		12,340,921	1,372,927
FRB Ser. 06-R2, Class AS, IO, 5.397s, 2036		1,544,971	158,360
IFB Ser. 05-R2, Class 1AS, IO, 5.214s, 2035		11,980,215	1,498,481
FRB Ser. 04-R2, Class 1AF1, 0.767s, 2034		772,013	621,470

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A3, 6.422s, 2041		1,458,000	1,463,460
FRB Ser. 06-C3, Class A3, 6.019s, 2038		2,319,000	2,423,902
Ser. 07-1, Class 1A1A, 5.942s, 2037		479,666	278,206
Ser. 07-3, Class 1A1A, 5.837s, 2037		610,732	360,332
Ser. 07-C5, Class A3, 5.694s, 2040		6,824,000	6,925,159
Ser. 06-C4, Class A3, 5.467s, 2039		1,974,000	1,939,844

CRESI Finance Limited Partnership 144A FRB
Ser. 06-A, Class C, 0.947s, 2017		179,000	93,080

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		1,198,000	1,231,399
Ser. 98-C1, Class F, 6s, 2040		758,000	807,251
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	32,060
FRB Ser. 05-TFLA, Class L, 1.665s, 2020		534,000	405,840

CWCapital Cobalt Ser. 06-C1, Class A2,
5.174s, 2048		903,571	943,594

Deutsche Alternative Securities, Inc. FRB
Ser. 06-AR3, Class A1, 0.537s, 2036		1,875,266	917,415

Deutsche Mortgage & Asset Receiving Corp.
Ser. 98-C1, Class X, IO, 0.79s, 2031		2,088,382	40,180

DLJ Commercial Mortgage Corp. Ser. 98-CF2,
Class B4, 6.04s, 2031		226,150	194,489

European Prime Real Estate PLC 144A FRB
Ser. 1-A, Class D, 1.514s, 2014
(United Kingdom) F	GBP	198,415	103,739

Fannie Mae
IFB Ser. 06-62, Class PS, 37.817s, 2036		$300,759	526,780
IFB Ser. 05-25, Class PS, 26.632s, 2035		452,686	722,572
IFB Ser. 06-115, Class ES, 25.171s, 2036		506,097	752,465
IFB Ser. 06-8, Class HP, 23.294s, 2036		452,218	674,790
IFB Ser. 05-99, Class SA, 23.294s, 2035		296,119	422,574
IFB Ser. 05-74, Class DM, 23.11s, 2035		756,488	1,124,259
IFB Ser. 08-24, Class SP, 22.01s, 2038		402,804	584,066
IFB Ser. 05-95, Class OP, 19.283s, 2035		211,647	299,872
IFB Ser. 05-83, Class QP, 16.491s, 2034		407,293	539,882
IFB Ser. 05-66, Class SL, 15.707s, 2035		352,997	442,305
IFB Ser. 03-W6, Class 4S, IO, 7.253s, 2042		3,464,338	632,657
IFB Ser. 03-W6, Class 5S, IO, 7.253s, 2042		3,305,692	642,683
IFB Ser. 06-24, Class QS, IO, 6.853s, 2036		4,987,765	896,251
IFB Ser. 04-89, Class EI, IO, 6.803s, 2034		6,697,887	1,068,702
IFB Ser. 04-24, Class CS, IO, 6.803s, 2034		203,550	35,516
IFB Ser. 03-130, Class BS, IO, 6.703s, 2033		1,663,598	224,689
IFB Ser. 03-34, Class WS, IO, 6.653s, 2029		2,536,386	278,244
IFB Ser. 05-48, Class SM, IO, 6.453s, 2034		4,833,158	639,330
IFB Ser. 05-7, Class SC, IO, 6.353s, 2035		665,321	72,103
IFB Ser. 07-54, Class CI, IO, 6.413s, 2037		752,380	113,275
IFB Ser. 07-28, Class SE, IO, 6.403s, 2037		138,783	20,803

4 Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (49.9%)* cont.	Principal amount	Value

Fannie Mae
IFB Ser. 07-24, Class SD, IO, 6.403s, 2037	$452,934	$61,459
IFB Ser. 05-90, Class SP, IO, 6.403s, 2035	356,188	48,498
IFB Ser. 07-30, Class IE, IO, 6.393s, 2037	1,630,523	294,750
IFB Ser. 06-123, Class CI, IO, 6.393s, 2037	1,241,603	180,877
IFB Ser. 07-61, Class SA, IO, 6.373s, 2037	2,891,647	392,180
IFB Ser. 05-51, Class WS, IO, 6.283s, 2035	50,968	7,895
IFB Ser. 06-36, Class SP, IO, 6.353s, 2036	547,554	69,839
IFB Ser. 06-22, Class QM, IO, 6.353s, 2036	7,744,192	1,343,829
IFB Ser. 06-23, Class SP, IO, 6.353s, 2036	568,446	83,476
IFB Ser. 06-16, Class SM, IO, 6.353s, 2036	1,430,046	232,973
IFB Ser. 05-95, Class CI, IO, 6.353s, 2035	722,625	117,282
IFB Ser. 05-84, Class SG, IO, 6.353s, 2035	1,111,070	181,311
IFB Ser. 06-3, Class SB, IO, 6.353s, 2035	9,580,586	1,537,397
IFB Ser. 05-29, Class SX, IO, 6.353s, 2035	1,708,349	271,003
IFB Ser. 05-57, Class DI, IO, 6.353s, 2035	2,444,008	311,910
IFB Ser. 04-92, Class S, IO, 6.353s, 2034	2,085,406	266,536
IFB Ser. 06-104, Class EI, IO, 6.343s, 2036	865,126	134,995
IFB Ser. 06-36, Class PS, IO, 6.253s, 2036	71,087	10,426
IFB Ser. 06-128, Class GS, IO, 6.333s, 2037	831,086	122,858
IFB Ser. 05-73, Class SD, IO, 6.333s, 2035	2,686,867	481,860
IFB Ser. 08-10, Class PI, IO, 6.303s, 2037	361,506	36,671
IFB Ser. 06-51, Class SP, IO, 6.303s, 2036	5,861,016	902,128
IFB Ser. 04-92, Class SQ, IO, 6.303s, 2034	910,655	148,670
IFB Ser. 06-109, Class SH, IO, 6.273s, 2036	647,518	110,206
IFB Ser. 06-111, Class SA, IO, 6.273s, 2036	5,085,403	755,843
IFB Ser. 06-111, Class SB, IO, 6.273s, 2036	1,918,493	264,349
IFB Ser. 06-103, Class SB, IO, 6.253s, 2036	1,033,617	139,489
IFB Ser. 06-8, Class HJ, IO, 6.253s, 2036	1,661,089	230,676
IFB Ser. 06-8, Class JH, IO, 6.253s, 2036	2,376,491	362,035
IFB Ser. 06-8, Class PS, IO, 6.253s, 2036 F	7,740,726	1,357,363
IFB Ser. 05-122, Class SG, IO, 6.253s, 2035	680,347	102,290
IFB Ser. 05-122, Class SW, IO, 6.253s, 2035	666,071	95,641
IFB Ser. 06-17, Class SI, IO, 6.233s, 2036	630,440	86,484
IFB Ser. 06-60, Class YI, IO, 6.223s, 2036	1,698,672	296,639
IFB Ser. 06-86, Class SB, IO, 6.203s, 2036	357,767	56,638
IFB Ser. 06-62, Class SB, IO, 6.153s, 2036	1,932,894	278,588
IFB Ser. 07-15, Class NI, IO, 6.153s, 2022	3,134,236	387,829
IFB Ser. 09-70, Class SI, IO, 6.103s, 2036	10,004,660	1,090,008
IFB Ser. 06-79, Class SH, IO, 6.103s, 2036	1,532,908	236,589
IFB Ser. 07-30, Class LI, IO, 6.093s, 2037	1,398,665	188,288
IFB Ser. 07-30, Class OI, IO, 6.093s, 2037	6,729,825	959,202
IFB Ser. 07-89, Class SA, IO, 6.083s, 2037	1,163,113	145,389
IFB Ser. 07-48, Class SG, IO, 6.083s, 2037	6,112,666	810,845
IFB Ser. 06-82, Class SI, IO, 6.083s, 2036	5,545,306	598,117
IFB Ser. 07-54, Class GI, IO, 6.063s, 2037	1,952,279	232,204
IFB Ser. 07-54, Class IA, IO, 6.063s, 2037	2,051,433	285,475
IFB Ser. 07-54, Class IB, IO, 6.063s, 2037	649,833	90,430
IFB Ser. 07-54, Class IC, IO, 6.063s, 2037	649,833	90,430
IFB Ser. 07-54, Class ID, IO, 6.063s, 2037	649,833	90,430
IFB Ser. 07-54, Class IF, IO, 6.063s, 2037	1,046,741	140,075
IFB Ser. 10-2, Class LS, IO, 6.053s, 2037	1,987,562	265,143
IFB Ser. 06-116, Class TS, IO, 6.053s, 2036	1,257,719	172,471
IFB Ser. 06-115, Class JI, IO, 6.033s, 2036	1,689,756	231,649
IFB Ser. 10-10, Class SA, IO, 6.003s, 2040	7,527,394	882,117
IFB Ser. 06-123, Class LI, IO, 5.973s, 2037	1,119,728	147,625
IFB Ser. 10-2, Class SD, IO, 5.953s, 2040	2,494,850	283,208
IFB Ser. 07-81, Class IS, IO, 5.953s, 2037	3,182,024	404,881
IFB Ser. 10-2, Class MS, IO, 5.903s, 2050	2,946,934	308,270
IFB Ser. 09-104, Class KS, IO, 5.853s, 2039	4,766,555	579,213
IFB Ser. 09-88, Class SA, IO, 5.853s, 2039	2,075,309	237,810
IFB Ser. 09-71, Class XS, IO, 5.853s, 2036	1,792,660	197,417

MORTGAGE-BACKED SECURITIES (49.9%)* cont.	Principal amount	Value

Fannie Mae
IFB Ser. 07-39, Class AI, IO, 5.773s, 2037	$1,174,139	$142,353
IFB Ser. 07-32, Class SD, IO, 5.763s, 2037	786,792	109,014
IFB Ser. 09-62, Class PS, IO, 5.753s, 2039	3,088,540	272,905
IFB Ser. 09-47, Class SA, IO, 5.753s, 2039	1,134,113	126,996
IFB Ser. 07-42, Class S, IO, 5.753s, 2037	1,989,056	238,281
IFB Ser. 07-26, Class S, IO, 5.753s, 2037	3,360,367	427,995
IFB Ser. 07-30, Class UI, IO, 5.753s, 2037	654,636	87,713
IFB Ser. 07-32, Class SC, IO, 5.753s, 2037	3,358,850	441,971
IFB Ser. 07-32, Class SG, IO, 5.753s, 2037 F	8,973,860	1,068,842
IFB Ser. 07-1, Class CI, IO, 5.753s, 2037	2,253,524	298,315
IFB Ser. 08-46, Class MI, IO, 5.703s, 2038	1,349,965	125,655
IFB Ser. 05-5, Class SP, IO, 5.703s, 2035	2,829,927	341,714
Ser. 06-W3, Class 1AS, IO, 5.664s, 2046	756,459	108,898
IFB Ser. 04-46, Class PJ, IO, 5.653s, 2034	730,551	86,059
Ser. 09-86, Class XI, IO, 5 1/2s, 2039	964,630	142,736
IFB Ser. 09-3, Class SE, IO, 5.153s, 2037	932,091	100,162
Ser. 10-21, Class IP, IO, 5s, 2039 F	4,333,546	604,611
Ser. 378, Class 19, IO, 5s, 2035 F	6,349,816	971,167
IFB Ser. 05-W2, Class A2, IO, 4.863s, 2035	3,886,324	425,336
Ser. 03-W12, Class 2, IO, 2.225s, 2043	6,843,763	560,562
Ser. 03-W10, Class 3, IO, 1.817s, 2043	315,254	22,013
Ser. 03-W10, Class 1, IO, 1.715s, 2043	958,240	61,048
Ser. 03-W8, Class 12, IO, 1.64s, 2042	928,083	58,043
Ser. 03-W17, Class 12, IO, 1.143s, 2033	2,206,936	99,312
Ser. 03-T2, Class 2, IO, 0.811s, 2042	1,383,078	38,275
Ser. 00-T6, IO, 0.771s, 2030	2,297,637	52,432
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	2,320,277	53,450
Ser. 01-T12, Class IO, 0.565s, 2041	12,581,861	274,083
Ser. 02-T18, IO, 0.509s, 2042	3,677,615	71,926
Ser. 03-W10, Class 1A, IO, 0.495s, 2043	1,942,077	36,220
Ser. 06-56, Class XF, zero %, 2036	53,342	48,512
Ser. 05-117, Class MO, PO, zero %, 2036	1,179	1,179
Ser. 99-51, Class N, PO, zero %, 2029	38,262	34,463
FRB Ser. 05-91, Class EF, zero %, 2035	9,327	9,189

Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.753s, 2043	479,417	108,546
IFB Ser. T-56, Class 3ASI, IO, 7.153s, 2043	806,616	153,195
Ser. T-57, Class 1AX, IO, 0.004s, 2043	1,095,041	15,439

FFCA Secured Lending Corp. 144A Ser. 00-1,
Class X, IO, 1.201s, 2020	3,154,766	91,488

First Union Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 5.35s, 2035	351,000	237,847

First Union-Lehman Brothers Commercial
Mortgage Trust II Ser. 97-C2, Class G,
7 1/2s, 2029	447,000	474,349

Freddie Mac
IFB Ser. 3182, Class PS, 27.201s, 2032	697,492	1,048,691
IFB Ser. 3182, Class SP, 27.201s, 2032	284,052	422,494
IFB Ser. 3211, Class SI, IO, 26.195s, 2036	256,799	162,197
IFB Ser. 3408, Class EK, 24.386s, 2037	195,675	285,228
IFB Ser. 3077, Class ST, IO, 23.284s, 2035	3,411,013	2,097,240
IFB Ser. 2979, Class AS, 22.991s, 2034	110,435	154,694
IFB Ser. 3065, Class DC, 18.811s, 2035	451,180	627,037
IFB Ser. 3105, Class SI, IO, 18.701s, 2036	183,631	91,349
IFB Ser. 3031, Class BS, 15.851s, 2035	641,786	849,212
IFB Ser. 2684, Class SP, IO, 7.15s, 2033	1,437,000	292,673
IFB Ser. 3184, Class SP, IO, 7s, 2033	2,978,100	335,626
IFB Ser. 3110, Class SP, IO, 6.95s, 2035	1,058,040	193,875
IFB Ser. 3156, Class PS, IO, 6.9s, 2036	11,645,546	2,030,401
IFB Ser. 3149, Class LS, IO, 6.85s, 2036	7,921,840	1,547,056

Putnam VT Diversified Income Fund 5

MORTGAGE-BACKED SECURITIES (49.9%)* cont.	Principal amount	Value

Freddie Mac
IFB Ser. 3119, Class PI, IO, 6.85s, 2036	$1,793,217	$346,988
IFB Ser. 2882, Class NS, IO, 6.85s, 2034	1,050,935	137,084
IFB Ser. 3149, Class SE, IO, 6.8s, 2036	683,518	123,081
IFB Ser. 3203, Class SH, IO, 6.79s, 2036	680,110	111,829
IFB Ser. 3208, Class PS, IO, 6 3/4s, 2036	13,154,828	2,286,697
IFB Ser. 2835, Class AI, IO, 6 3/4s, 2034	1,624,147	271,281
IFB Ser. 2828, Class TI, IO, 6.7s, 2030	327,636	43,028
IFB Ser. 3042, Class SP, IO, 6.4s, 2035	569,588	90,653
IFB Ser. 3249, Class SI, IO, 6.4s, 2036	360,456	61,325
IFB Ser. 3028, Class ES, IO, 6.4s, 2035	1,778,009	276,793
IFB Ser. 3316, Class SA, IO, 6.38s, 2037	851,924	124,265
IFB Ser. 3287, Class SE, IO, 6.35s, 2037	1,412,919	203,997
IFB Ser. 3122, Class DS, IO, 6.35s, 2036	1,927,244	305,827
IFB Ser. 3123, Class LI, IO, 6.35s, 2036	415,902	71,385
IFB Ser. 3108, Class SV, IO, 6.35s, 2036	13,532,699	1,980,781
IFB Ser. 3117, Class SC, IO, 6.35s, 2036	8,563,922	1,257,869
IFB Ser. 3139, Class SE, IO, 6.35s, 2036	12,006,961	1,601,729
IFB Ser. 3107, Class DC, IO, 6.35s, 2035	452,651	73,086
IFB Ser. 3001, Class IH, IO, 6.35s, 2035	3,557,093	543,737
IFB Ser. 2935, Class SX, IO, 6.35s, 2035	3,341,373	361,202
IFB Ser. 2906, Class SW, IO, 6.35s, 2034	1,854,474	196,389
IFB Ser. 2950, Class SM, IO, 6.35s, 2016	274,823	37,513
IFB Ser. 3256, Class S, IO, 6.34s, 2036	1,258,945	195,044
IFB Ser. 3031, Class BI, IO, 6.34s, 2035	387,410	66,912
IFB Ser. 3249, Class SM, IO, 6.3s, 2036	1,253,412	180,679
IFB Ser. 3240, Class SM, IO, 6.3s, 2036	1,204,266	159,361
IFB Ser. 3147, Class SD, IO, 6.3s, 2036	1,606,126	232,842
IFB Ser. 3398, Class SI, IO, 6.3s, 2036	1,851,165	220,992
IFB Ser. 3067, Class SI, IO, 6.3s, 2035	9,484,776	1,556,262
IFB Ser. 3128, Class JI, IO, 6.28s, 2036	222,010	34,487
IFB Ser. 3240, Class S, IO, 6.27s, 2036	1,829,081	255,047
IFB Ser. 3065, Class DI, IO, 6.27s, 2035	293,576	49,216
IFB Ser. 3231, Class SA, IO, 6 1/4s, 2036	454,676	64,010
IFB Ser. 3145, Class GI, IO, 6 1/4s, 2036	192,857	31,006
IFB Ser. 3114, Class IP, IO, 6 1/4s, 2036	3,449,424	468,018
IFB Ser. 3510, Class IB, IO, 6 1/4s, 2036	1,012,970	184,766
IFB Ser. 3485, Class SI, IO, 6.2s, 2036	471,296	73,635
IFB Ser. 3346, Class SC, IO, 6.2s, 2033	26,140,969	3,611,636
IFB Ser. 3346, Class SB, IO, 6.2s, 2033	13,002,736	1,783,845
IFB Ser. 3284, Class LI, IO, 6.090s, 2037	1,813,216	244,331
IFB Ser. 3510, Class IA, IO, 6.15s, 2037	661,020	84,882
IFB Ser. 3382, Class SI, IO, 6.050s, 2037	10,328,905	1,121,409
IFB Ser. 3238, Class LI, IO, 6.14s, 2036	659,550	88,202
IFB Ser. 3171, Class PS, IO, 6.135s, 2036	883,829	124,810
IFB Ser. 3171, Class ST, IO, 6.135s, 2036	703,278	98,349
IFB Ser. 3449, Class SL, IO, 6.13s, 2037	6,023,832	846,163
IFB Ser. 3152, Class SY, IO, 6.13s, 2036	4,364,568	660,403
IFB Ser. 3510, Class DI, IO, 6.13s, 2035	3,189,119	465,005
IFB Ser. 3181, Class PS, IO, 6.12s, 2036	612,270	94,590
IFB Ser. 3631, Class PS, IO, 6.1s, 2040	2,672,989	394,007
IFB Ser. 3361, Class SI, IO, 6.1s, 2037	6,864,200	1,018,130
IFB Ser. 3199, Class S, IO, 6.1s, 2036	1,481,653	203,742
IFB Ser. 3200, Class PI, IO, 6.1s, 2036	10,565,696	1,491,771
IFB Ser. 3281, Class AI, IO, 6.08s, 2037	1,649,186	224,174
IFB Ser. 3261, Class SA, IO, 6.08s, 2037	570,401	77,381
IFB Ser. 3311, Class IA, IO, 6.06s, 2037	993,910	135,142
IFB Ser. 3311, Class IB, IO, 6.06s, 2037	993,910	135,142
IFB Ser. 3311, Class IC, IO, 6.06s, 2037	993,910	135,142
IFB Ser. 3311, Class ID, IO, 6.06s, 2037	993,910	135,142
IFB Ser. 3311, Class IE, IO, 6.06s, 2037	1,495,696	203,370
IFB Ser. 3311, Class PI, IO, 6.06s, 2037	1,005,215	148,549

MORTGAGE-BACKED SECURITIES (49.9%)* cont.	Principal amount	Value

Freddie Mac
IFB Ser. 3265, Class SC, IO, 6.06s, 2037	$381,222	$48,648
IFB Ser. 3240, Class GS, IO, 6.03s, 2036	1,155,414	152,919
IFB Ser. 3257, Class SI, IO, 5.97s, 2036	499,086	70,095
IFB Ser. 3242, Class SC, IO, 5.94s, 2036	3,439,532	454,126
IFB Ser. 3242, Class SD, IO, 5.94s, 2036	631,770	67,738
IFB Ser. 3225, Class EY, IO, 5.94s, 2036	22,568,978	2,754,995
IFB Ser. 3225, Class JY, IO, 5.94s, 2036	2,150,902	279,381
IFB Ser. 3608, Class SC, IO, 5.9s, 2039	1,812,692	176,212
IFB Ser. 3621, Class SB, IO, 5.88s, 2040	11,715,313	1,510,851
IFB Ser. 3617, Class BS, IO, 5.87s, 2039	5,014,690	570,421
IFB Ser. 3502, Class DS, IO, 5.8s, 2039	488,694	68,017
IFB Ser. 3339, Class TI, IO, 5.79s, 2037	1,459,799	183,453
IFB Ser. 3284, Class CI, IO, 5.77s, 2037	2,955,096	373,967
IFB Ser. 3476, Class S, IO, 5 3/4s, 2038	766,745	59,860
IFB Ser. 3303, Class SD, IO, 5.74s, 2037	1,581,820	198,801
IFB Ser. 3309, Class SG, IO, 5.72s, 2037	1,107,164	129,227
IFB Ser. 3530, Class CS, IO, 5.7s, 2039	15,596,950	1,631,129
IFB Ser. 3530, Class SC, IO, 5.65s, 2039	2,492,781	258,402
IFB Ser. 3536, Class SM, IO, 5.65s, 2039	1,413,484	152,501
IFB Ser. 3424, Class UI, IO, 5.41s, 2037	995,092	127,324
Ser. 3645, Class ID, IO, 5s, 2040	2,249,124	334,310
Ser. 3653, Class KI, IO, 5s, 2038	4,603,275	667,291
Ser. 3632, Class CI, IO, 5s, 2038	2,987,781	468,395
Ser. 3626, Class DI, IO, 5s, 2037	2,296,668	236,832
Ser. 3623, Class CI, IO, 5s, 2036 F	2,052,571	205,073
IFB Ser. 3607, Class SA, IO, 4.896s, 2036	4,082,000	581,399
FRB Ser. 3006, Class FA, 0 3/4s, 2034	24,399	24,397
Ser. 3300, PO, zero %, 2037	277,631	250,365
Ser. 3106, PO, zero %, 2036	9,188	9,130
Ser. 3084, Class ON, PO, zero %, 2035	11,643	11,468
FRB Ser. 3345, Class TY, zero %, 2037	43,073	42,386
FRB Ser. 3326, Class XF, zero %, 2037 F	5,366	5,321
FRB Ser. 3326, Class YF, zero %, 2037 F	445,912	437,618
FRB Ser. 3235, Class TP, zero %, 2036	9,245	9,162
FRB Ser. 3283, Class KF, zero %, 2036	4,733	4,695
FRB Ser. 3332, Class UA, zero %, 2036	228	227
FRB Ser. 3251, Class TC, zero %, 2036	71,001	69,178
FRB Ser. 3047, Class BD, zero %, 2035	35,663	33,647
FRB Ser. 3326, Class WF, zero %, 2035 F	43,255	42,041
FRB Ser. 3030, Class EF, zero %, 2035	34,275	29,623
FRB Ser. 3412, Class UF, zero %, 2035	35,299	30,130
FRB Ser. 2947, Class GF, zero %, 2034	28,679	27,316

GMAC Commercial Mortgage Securities, Inc.
144A Ser. 99-C3, Class G, 6.974s, 2036	152,977	117,792

Government National Mortgage Association
IFB Ser. 10-14, Class SA, IO, 7.653s, 2032	287,002	44,681
IFB Ser. 08-47, Class S, IO, 7.35s, 2038	1,087,347	141,819
IFB Ser. 04-11, Class SB, IO, 6.853s, 2034	395,755	62,110
IFB Ser. 05-68, Class SN, IO, 6.85s, 2034	1,252,745	151,707
IFB Ser. 07-47, Class SA, IO, 6 3/4s, 2036	1,223,172	179,823
IFB Ser. 04-96, Class KS, IO, 6.653s, 2034	668,258	101,214
IFB Ser. 06-16, Class GS, IO, 6.643s, 2036	1,480,046	184,206
IFB Ser. 07-26, Class SG, IO, 6.503s, 2037	2,363,588	241,322
IFB Ser. 09-88, Class MS, IO, 6.553s, 2039	1,316,644	161,678
IFB Ser. 09-76, Class MS, IO, 6.553s, 2039	997,669	119,890
IFB Ser. 07-35, Class NY, IO, 6.55s, 2035	1,215,490	120,154
IFB Ser. 09-106, Class XI, IO, 6.453s, 2037	9,544,231	1,091,478
IFB Ser. 10-14, Class SB, IO, 6.453s, 2035	117,202	16,676
IFB Ser. 08-79, Class ID, IO, 6.453s, 2035	2,099,373	334,719
IFB Ser. 05-13, Class SD, IO, 6.453s, 2035	3,307,783	488,328
IFB Ser. 06-25, Class SI, IO, 6.352s, 2036	69,425	8,237

6 Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (49.9%)* cont.	Principal amount	Value

Government National Mortgage Association
IFB Ser. 09-106, Class XL, IO, 6.403s, 2037	$5,748,572	$615,902
IFB Ser. 09-87, Class IG, IO, 6.393s, 2037	1,762,534	244,111
IFB Ser. 07-53, Class SY, IO, 6.388s, 2037	1,838,845	191,106
IFB Ser. 09-61, Class SA, IO, 6.353s, 2039	13,139,592	1,497,782
IFB Ser. 10-47, Class PX, IO, 6.353s, 2037	631,957	69,092
IFB Ser. 07-16, Class KU, IO, 6.303s, 2037	10,581,575	1,328,411
IFB Ser. 07-16, Class PU, IO, 6.303s, 2037	173,121	20,740
IFB Ser. 09-87, Class SK, IO, 6.253s, 2032	1,893,097	181,491
IFB Ser. 08-6, Class TI, IO, 6 1/4s, 2032	1,206,692	100,735
IFB Ser. 06-34, Class PS, IO, 6.243s, 2036	842,464	92,680
IFB Ser. 09-18, Class MS, IO, 6.203s, 2035	605,946	47,621
IFB Ser. 10-47, Class XN, IO, 6.2s, 2034	1,612,533	126,922
IFB Ser. 10-53, Class SA, IO, 6.153s, 2039	3,146,179	453,110
IFB Ser. 09-24, Class SA, IO, 6.153s, 2037	6,820,986	495,204
IFB Ser. 06-26, Class S, IO, 6.153s, 2036	5,109,549	516,662
IFB Ser. 09-104, Class KS, IO, 6.15s, 2039	3,430,904	400,679
IFB Ser. 08-9, Class SK, IO, 6.133s, 2038	1,695,732	188,599
IFB Ser. 10-47, Class UX, IO, 6.12s, 2037	959,581	132,528
IFB Ser. 07-35, Class KY, IO, 6.1s, 2037	5,902,814	564,899
IFB Ser. 09-102, Class SM, IO, 6.05s, 2039	9,389,561	1,019,648
IFB Ser. 09-35, Class SP, IO, 6.05s, 2037	2,312,469	269,934
IFB Ser. 09-106, Class SC, IO, 6.003s, 2039	6,184,037	745,795
IFB Ser. 05-65, Class SI, IO, 6.003s, 2035	3,791,927	433,152
IFB Ser. 09-102, Class SA, IO, 5.98s, 2039	457,164	51,645
IFB Ser. 09-110, Class NS, IO, 5.953s, 2039	877,050	84,330
IFB Ser. 09-92, Class SL, IO, 5.95s, 2039	1,349,179	128,361
IFB Ser. 06-16, Class SX, IO, 5.943s, 2036	1,622,771	178,992
IFB Ser. 10-47, Class UD, IO, 5.903s, 2038	927,206	80,556
IFB Ser. 09-106, Class SD, IO, 5.903s, 2036	3,495,035	380,295
IFB Ser. 09-87, Class SN, IO, 5.903s, 2035	2,624,713	240,030
IFB Ser. 10-47, Class VS, IO, 5.9s, 2040	3,150,242	427,929
IFB Ser. 09-88, Class SK, IO, 5.9s, 2039	1,209,571	108,025
IFB Ser. 09-72, Class SM, IO, 5.9s, 2039	7,497,609	864,568
IFB Ser. 09-92, Class SA, IO, 5.9s, 2039	10,161,414	1,180,045
IFB Ser. 09-77, Class SB, IO, 5.9s, 2038	119,436	13,341
IFB Ser. 09-122, Class WS, IO, 5.803s, 2039	5,385,348	516,293
IFB Ser. 09-87, Class TS, IO, 5.753s, 2035	7,166,394	868,352
IFB Ser. 09-66, Class BS, IO, 5.74s, 2039	7,964,802	830,815
IFB Ser. 09-50, Class SW, IO, 5.653s, 2039	2,332,217	213,180
IFB Ser. 09-106, Class ST, IO, 5.653s, 2038	728,881	76,350
IFB Ser. 04-41, Class SG, IO, 5.653s, 2034	2,895,564	121,701
IFB Ser. 10-14, Class SC, IO, 4.446s, 2035	446,992	62,802
IFB Ser. 09-87, Class WT, IO, 0.178s, 2035	4,116,641	12,720
IFB Ser. 09-106, Class WT, IO, 0.149s, 2037	1,178,247	3,747
Ser. 06-36, Class OD, PO, zero %, 2036	19,759	18,401
Ser. 99-31, Class MP, PO, zero %, 2029	94,224	84,525

Greenwich Capital Commercial Funding Corp.
FRB Ser. 06-GG7, Class A2, 5.888s, 2038	1,573,627	1,611,846

GS Mortgage Securities Corp. II FRB
Ser. 07-GG10, Class A3, 5.999s, 2045	295,000	308,394

GS Mortgage Securities Corp. II 144A
Ser. 05-GG4, Class XC, IO, 0.301s, 2039	105,366,587	1,895,161

GSMPS Mortgage Loan Trust FRB Ser. 05-RP2,
Class 1AF, 0.697s, 2035	897,380	726,878

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.949s, 2035	9,070,710	1,273,331
Ser. 05-RP3, Class 1AS, IO, 5.445s, 2035	1,103,428	151,824

HASCO NIM Trust 144A Ser. 05-OP1A, Class A,
6 1/4s, 2035 (In default) †	62,310	6

HSI Asset Loan Obligation FRB Ser. 07-AR1,
Class 2A1, 5.969s, 2037	2,577,063	1,786,227

MORTGAGE-BACKED SECURITIES (49.9%)* cont.	Principal amount	Value

Impac CMB Trust FRB Ser. 05-4, Class 1A1A,
0.887s, 2035	$2,108,201	$1,581,151

IMPAC Secured Assets Corp. FRB Ser. 07-2,
Class 1A1A, 0.457s, 2037	1,889,724	963,759

IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 5.694s, 2036	641,853	365,948
FRB Ser. 07-AR9, Class 2A1, 5.691s, 2037	1,624,616	1,092,554
FRB Ser. 07-AR15, Class 1A1, 5.673s, 2037	1,574,473	995,854
FRB Ser. 06-AR25, Class 3A1, 5.664s, 2036	914,303	512,010
FRB Ser. 05-AR23, Class 6A1, 5.383s, 2035	4,331,298	3,205,160
FRB Ser. 05-AR31, Class 3A1, 5.374s, 2036	2,610,216	1,644,436
FRB Ser. 07-AR7, Class 2A1, 5.128s, 2037	999,538	532,254
FRB Ser. 07-AR11, Class 1A1, 4.935s, 2037	858,916	515,350
FRB Ser. 06-AR27, Class 2A2, 0.547s, 2036	2,979,025	1,995,947
FRB Ser. 06-AR41, Class A3, 0.527s, 2037	1,000,023	490,011
FRB Ser. 06-AR35, Class 2A1A, 0.517s, 2037	1,619,023	850,442

JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.921s, 2036	1,097,690	856,199
FRB Ser. 06-A6, Class 1A1, 0.507s, 2036	902,068	426,838

JPMorgan Chase Commercial Mortgage
Securities Corp. Ser. 08-C2, Class X, IO,
0.476s, 2051	54,260,731	1,293,912

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A Ser. 07-CB20, Class X1,
IO, 0.19s, 2051	52,816,069	612,666

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	199,915	123,834
Ser. 98-C4, Class J, 5.6s, 2035	379,000	318,057

MASTR Reperforming Loan Trust 144A Ser. 05-1,
Class 1A4, 7 1/2s, 2034	768,141	679,805

Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.198s, 2049	43,179,063	498,187

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.22s, 2035	230,957	179,532
Ser. 96-C2, Class JS, IO, 2.273s, 2028	752,459	18,142

Merrill Lynch Mortgage Trust FRB Ser. 07-C1,
Class A3, 6.02s, 2050	196,000	202,799

Merrill Lynch/Countrywide Commercial Mortgage
Trust FRB Ser. 07-8, Class A2, 6.118s, 2049	241,000	262,611

Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, IO, 4.95s, 2017	1,989,457	159,157

Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032	915,000	966,199
FRB Ser. 08-T29, Class A3, 6.458s, 2043	611,000	656,996
FRB Ser. 07-IQ15, Class A2, 6.035s, 2049	847,000	888,185
Ser. 07-HQ13, Class A2, 5.649s, 2044	1,639,000	1,756,155

Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039	1,380,000	106,950
Ser. 07-HQ13, Class X1, IO, 0.814s, 2044	23,282,613	380,438

Morgan Stanley Mortgage Loan Trust
FRB Ser. 07-11AR, Class 2A5, 9.606s, 2037	505,081	267,061
FRB Ser. 07-11AR, Class 2A1, 5.553s, 2037	3,694,179	1,856,325
FRB Ser. 06-3AR, Class 3A1, 5.833s, 2036	1,334,203	867,232
FRB Ser. 07-14AR, Class 6A1, 5.587s, 2037	4,050,818	2,430,491
FRB Ser. 07-15AR, Class 2A1, 5.45s, 2037	884,762	600,703
Ser. 06-6AR, Class 2A, 5.411s, 2036	3,430,758	2,092,762
Ser. 05-5AR, Class 2A1, 3.571s, 2035	679,164	427,874
FRB Ser. 06-5AR, Class A, 0.597s, 2036	1,377,727	661,309

Mortgage Capital Funding, Inc. Ser. 97-MC2,
Class X, IO, 1.751s, 2012	1,557	51

Putnam VT Diversified Income Fund 7

MORTGAGE-BACKED SECURITIES (49.9%)* cont.		Principal amount	Value

Nomura Asset Acceptance Corp. 144A IFB
Ser. 04-R3, Class AS, IO, 6.703s, 2035		$1,457,794	$263,409

PNC Mortgage Acceptance Corp. 144A
Ser. 00-C1, Class J, 6 5/8s, 2033		157,000	15,700

Residential Asset Securitization Trust
IFB Ser. 06-A9CB, Class A3, IO, 6.783s, 2036		1,431,710	214,757
Ser. 07-A5, Class 2A3, 6s, 2037		2,014,309	1,530,875
FRB Ser. 05-A2, Class A1, 0.847s, 2035		2,580,794	1,834,727
FRB Ser. 06-A9CB, Class A1, 0.717s, 2036		1,491,889	835,458

STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018		133,000	93,100
Ser. 03-1A, Class N, 5s, 2018		158,000	102,700
Ser. 04-1A, Class M, 5s, 2018		143,000	85,800
Ser. 04-1A, Class N, 5s, 2018		137,000	75,350

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037		1,577,433	854,525
FRB Ser. 05-23, Class 3A1, 5.948s, 2036		1,896,455	1,393,894
FRB Ser. 06-9, Class 1A1, 5.896s, 2036		747,169	407,662
FRB Ser. 06-4, Class 6A, 5.819s, 2036		1,261,487	930,347
FRB Ser. 06-12, Class 1A1, 0.507s, 2037		5,286,051	3,013,049

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.896s, 2037		4,713,796	717,641
Ser. 05-RF7, Class A, IO, 5.426s, 2035		639,674	87,435
Ser. 07-4, Class 1A4, IO, 1s, 2037		7,134,847	258,447

Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.722s, 2035		596,600	85,452
Ser. 05-RF6, Class A, IO, 5.542s, 2043		754,491	103,813
Ser. 05-RF3, Class 1A, IO, 5.483s, 2035		531,473	62,282
Ser. 07-RF1, Class 1A, IO, 5.226s, 2037		4,414,049	579,032
Ser. 06-RF4, Class 1A, IO, 5.008s, 2036		559,168	74,323

Ursus PLC 144A FRB Ser. 1-A, Class D,
1.56s, 2012 (Ireland)	GBP	156,798	16,417

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C31, Class A3, 5.483s, 2047		$566,000	578,839
Ser. 07-C31, Class A2, 5.421s, 2047		2,376,000	2,452,009
Ser. 07-C30, Class A3, 5.246s, 2043		4,186,000	4,184,458
Ser. 07-C34, IO, 0.524s, 2046		14,017,293	262,964

Wachovia Bank Commercial Mortgage Trust
144A FRB Ser. 05-WL5A, Class L, 3.65s, 2018		363,000	185,130

Wells Fargo Alternative Loan Trust FRB
Ser. 07-PA6, Class A1, 6.34s, 2037		8,111,088	5,652,731

Total mortgage-backed securities
(cost $234,673,072)			$266,284,496

CORPORATE BONDS AND NOTES (19.8%)*		Principal amount	Value

Basic materials (1.4%)
Builders FirstSource, Inc. 144A company
guaranty sr. notes FRN 13s, 2016		$134,000	$137,015

Clondalkin Acquisition BV 144A company
guaranty sr. notes FRN 2.537s, 2013
(Netherlands)		255,000	220,575

Cognis GmbH company guaranty sr. bonds
FRB Ser. REGS, 2.719s, 2013 (Netherlands)	EUR	186,000	225,294

FMG Finance Pty Ltd. 144A sr. sec. notes
10 5/8s, 2016 (Australia)		$191,000	210,100

Freeport-McMoRan Copper & Gold, Inc. sr.
unsec. notes 8 3/8s, 2017		824,000	906,400

Georgia-Pacific Corp. 144A company
guaranty 7 1/8s, 2017		240,000	244,800

Georgia-Pacific, LLC sr. unsec.
unsub. notes 9 1/2s, 2011		46,000	49,450

CORPORATE BONDS AND NOTES (19.8%)* cont.		Principal amount	Value

Basic materials cont.
Georgia-Pacific, LLC sr. unsec.
unsub. notes 8 1/8s, 2011		$40,000	$41,650

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty 9 3/4s, 2014		185,000	174,825

Ineos Finance PLC 144A company guaranty
sr. notes 9 1/4s, 2015 (United Kingdom)	EUR	160,000	195,390

International Paper Co. sr. unsec. notes
9 3/8s, 2019		$114,000	145,920

LBI Escrow Corp. 144A sr. notes 8s, 2017		250,000	257,500

NewPage Holding Corp. sr. unsec. unsub.
notes FRN 7.527s, 2013 ‡‡		80,959	8,501

Novelis, Inc. company guaranty sr. unsec.
notes 11 1/2s, 2015		90,000	94,050

Novelis, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2015		86,000	82,990

PE Paper Escrow GmbH sr. notes Ser. REGS,
11 3/4s, 2014 (Austria)	EUR	483,000	638,618

PE Paper Escrow GmbH 144A sr. notes 12s,
2014(Austria)		$225,000	247,219

Rhodia SA sr. unsec. notes FRN Ser. REGS,
3.394s, 2013 (France)	EUR	78,000	89,148

Rockwood Specialties Group, Inc. company
guaranty sr. unsec. sub. notes 7 5/8s, 2014	EUR	50,000	59,925

SGL Carbon SE company guaranty sr.
sub. notes FRN Ser. EMTN, 1.933s,
2015 (Germany)	EUR	182,000	196,366

Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)		$320,000	316,000

Smurfit-Stone Container Corp. sr. unsec.
unsub. notes 8 3/8s, 2012 (In default) †		310,000	241,025

Smurfit-Stone Container Enterprises, Inc.
8 3/8s, 2012 (Escrow) F		310,000	—

Steel Dynamics, Inc. company guaranty sr.
unsec. unsub. notes 7 3/8s, 2012		450,000	465,750

Steel Dynamics, Inc. sr. unsec. unsub. notes
7 3/4s, 2016		253,000	254,265

Teck Resources, Ltd. sr. notes 10 3/4s,
2019 (Canada)		397,000	486,444

Teck Resources, Ltd. sr. notes 10 1/4s,
2016 (Canada)		334,000	394,120

Teck Resources, Ltd. sr. notes 9 3/4s,
2014 (Canada)		431,000	509,363

Verso Paper Holdings, LLC/Verso Paper, Inc.
sr. notes 11 1/2s, 2014		536,000	577,540

			7,470,243
Capital goods (0.5%)
Alliant Techsystems, Inc. sr. sub. notes
6 3/4s, 2016		72,000	70,560

Ball Corp. company guaranty sr. unsec. notes
7 3/8s, 2019		30,000	31,200

Ball Corp. company guaranty sr. unsec. notes
7 1/8s, 2016		45,000	47,081

BBC Holding Corp. sr. notes 8 7/8s, 2014		410,000	394,625

Crown Americas, LLC/Crown Americas
Capital Corp. sr. notes 7 5/8s, 2013		153,000	157,208

Impress Holdings BV company guaranty
sr. disc. bonds FRB Ser. REGS, 4.121s,
2013 (Netherlands)	EUR	163,000	186,282

Legrand SA unsec. unsub. debs. 8 1/2s,
2025 (France)		$469,000	568,367

Rexam PLC unsec. sub. bonds FRB 6 3/4s,
2067 (United Kingdom)	EUR	210,000	231,432

8 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (19.8%)* cont.		Principal amount	Value

Capital goods cont.
Rexel SA company guaranty sr. unsec.
notes 8 1/4s, 2016 (France)	EUR	203,000	$252,725

Ryerson Tull, Inc. company guaranty sr. sec.
notes 12s, 2015		$428,000	437,630

TD Funding Corp. 144A company guaranty
sr. sub. notes 7 3/4s, 2014		85,000	85,000

Transdigm, Inc. company guaranty sr. unsec.
sub. notes 7 3/4s, 2014		428,000	429,070

			2,891,180
Communication services (2.6%)
Angel Lux Common Sarl notes
Ser. REGS, 8 1/4s, 2016 (Denmark)	EUR	255,000	325,486

CCH II, LLC sr. notes 13 1/2s, 2016		$434,893	506,650

CCO Holdings LLC/CCO Holdings Capital Corp.
144A company guaranty sr. notes 7 7/8s, 2018		255,000	256,275

Cincinnati Bell, Inc. company guaranty sr.
unsec. notes 7s, 2015		112,000	105,000

Cincinnati Bell, Inc. company guaranty sr.
unsec. sub. notes 8 3/4s, 2018		110,000	100,100

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company guaranty sr. notes
12s, 2015		245,000	242,856

Cricket Communications, Inc. company
guaranty sr. unsec. unsub. notes 10s, 2015		500,000	522,500

Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016		660,000	673,200

CSC Holdings LLC sr. unsec. unsub. notes
8 1/2s, 2014		240,000	250,200

CSC Holdings, Inc. sr. notes 6 3/4s, 2012		116,000	120,060

Digicel Group, Ltd. 144A sr. unsec. notes
8 7/8s, 2015 (Jamaica)		200,000	195,500

Frontier Communications Corp. sr. unsec.
notes 8 1/8s, 2018		412,000	408,910

Frontier Communications Corp. 144A
sr. notes 8 1/4s, 2017		250,000	250,938

Inmarsat Finance PLC 144A company guaranty
sr. notes 7 3/8s, 2017 (United Kingdom)		415,000	424,338

Intelsat Bermuda, Ltd. company guaranty sr.
unsec. notes 11 1/4s, 2017 (Luxembourg)		155,000	156,938

Intelsat Subsidiary Holding Co., Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015
(Bermuda)		701,000	712,391

Level 3 Financing, Inc. company guaranty
9 1/4s, 2014		530,000	480,975

Magyar Telecom BV 144A company
guaranty sr. notes 9 1/2s, 2016 (Hungary)	EUR	314,000	372,921

Mediacom LLC/Mediacom Capital Corp. sr.
unsec. notes 9 1/8s, 2019		$123,000	118,695

MetroPCS Wireless, Inc. company guaranty
sr. unsec. notes 9 1/4s, 2014		70,000	72,100

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016		500,000	526,250

PAETEC Holding Corp. company guaranty
sr. unsec. unsub. notes 9 1/2s, 2015		170,000	165,325

Qwest Communications International, Inc.
company guaranty 7 1/2s, 2014		140,000	140,350

Qwest Communications International, Inc.
company guaranty Ser. B, 7 1/2s, 2014		250,000	250,625

Qwest Corp. sr. unsec. notes 7 1/2s, 2014		55,000	58,506

Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		690,000	740,025

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		148,000	142,080

CORPORATE BONDS AND NOTES (19.8%)* cont.		Principal amount	Value

Communication services cont.
SBA Telecommunications, Inc. 144A company
guaranty sr. notes 8 1/4s, 2019		$120,000	$126,300

SBA Telecommunications, Inc. 144A company
guaranty sr. notes 8s, 2016		220,000	227,700

Sprint Capital Corp. notes 8 3/8s, 2012		260,000	272,675

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		1,305,000	1,305,000

UPC Germany GmbH sr. notes Ser. REGS,
9 5/8s, 2019 (Germany)	EUR	400,000	492,114

UPC Germany GmbH 144A sr. bonds 8 1/8s,
2017 (Germany)	EUR	276,000	335,068

UPC Holdings BV sr. notes 9 3/4s, 2018
(Netherlands)	EUR	142,000	175,212

UPC Holdings BV sr. notes Ser. REGS, 8 5/8s,
2014 (Netherlands)	EUR	279,000	338,440

Virgin Media Finance PLC company
guaranty sr. unsec. bond 8 7/8s, 2019
(United Kingdom)	GBP	50,000	75,873

Virgin Media Finance PLC company
guaranty sr. unsec. unsub. notes 9 1/2s,
2016 (United Kingdom)	EUR	158,000	203,749

Virgin Media Finance PLC 144A company
guaranty sr. notes 7s, 2018 (United Kingdom)	GBP	220,000	320,838

West Corp. company guaranty 9 1/2s, 2014		$290,000	291,450

Wind Acquisition Holding company
guaranty sr. notes Ser. REGS, 12 1/4s,
2017 (Luxembourg) ‡‡	EUR	225,000	252,960

Windstream Corp. company guaranty
8 5/8s, 2016		$1,070,000	1,078,025

			13,814,598

Conglomerates (—%)
SPX Corp. sr. unsec. notes 7 5/8s, 2014		160,000	164,400

			164,400

Consumer cyclicals (3.4%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		30,000	32,700

Affinion Group, Inc. company guaranty
11 1/2s, 2015		300,000	315,000

Affinion Group, Inc. company guaranty
10 1/8s, 2013		345,000	353,625

Affinity Group, Inc. sr. sub. notes 9s, 2012		394,000	294,023

Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 11 1/4s, 2015 ‡‡		432,120	454,806

AMC Entertainment, Inc. company guaranty
11s, 2016		208,000	218,400

AMC Entertainment, Inc. sr. sub. notes 8s, 2014		171,000	164,588

American Casino & Entertainment
Properties LLC sr. notes 11s, 2014		225,000	213,750

Bon-Ton Stores, Inc. (The) company guaranty
10 1/4s, 2014		130,000	127,725

Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		121,000	105,875

Building Materials Corp. 144A sr. notes 7s, 2020		255,000	252,450

Cenveo Corp. 144A company guaranty sr.
unsec. notes 10 1/2s, 2016		115,000	117,013

Cirsa Capital Luxembourg SA company
guaranty Ser. REGS, 7 7/8s, 2012
(Luxembourg)	EUR	93,000	112,907

Clear Channel Communications, Inc. company
guaranty unsec. unsub. notes 10 3/4s, 2016		$262,000	184,055

Clear Channel Worldwide Holdings, Inc. 144A
company guaranty sr. unsec. unsub. notes
Ser. B, 9 1/4s, 2017		102,000	102,510

Codere Finance Luxembourg SA sr. sec.
notes Ser. REGS, 8 1/4s, 2015 (Luxembourg)	EUR	272,000	305,247

Putnam VT Diversified Income Fund 9

CORPORATE BONDS AND NOTES (19.8%)* cont.		Principal amount	Value

Consumer cyclicals cont.
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		$25,000	$26,000

DIRECTV Holdings, LLC company guaranty sr.
unsec. notes 7 5/8s, 2016		110,000	119,488

Echostar DBS Corp. company guaranty
7 1/8s, 2016		247,000	247,618

Echostar DBS Corp. company guaranty
6 5/8s, 2014		1,506,000	1,506,000

Europcar Groupe SA company guaranty sr.
sub. bond FRB Ser. REGS, 4.183s, 2013
(France)	EUR	193,000	206,878

FelCor Lodging LP company guaranty sr.
notes 10s, 2014 R		$245,000	256,025

Ford Motor Credit Co., LLC sr. notes
9 7/8s, 2011		523,000	550,458

Goodman Global Group, Inc. 144A sr. disc.
notes zero %, 2014		320,000	195,200

Goodman Global, Inc. company guaranty sr.
unsec. sub. notes 13 1/2s, 2016		345,000	379,500

Goodyear Tire & Rubber Co. (The) sr. unsec.
notes 10 1/2s, 2016		365,000	396,938

Grupo Televisa SA sr. unsec. notes 6s, 2018
(Mexico)		265,000	284,644

Hanesbrands, Inc. company guaranty sr. unsec.
notes FRN Ser. B, 4.121s, 2014		60,000	56,775

Hanesbrands, Inc. sr. unsec. notes 8s, 2016		230,000	233,163

Harrah’s Operating Co., Inc. sr. notes
11 1/4s, 2017		310,000	326,275

Host Marriott LP company guaranty Ser. Q,
6 3/4s, 2016 R		250,000	247,188

Interpublic Group of Companies, Inc. (The)
sr. unsec. notes 10s, 2017		430,000	474,075

ISS Financing PLC sr. bonds 11s, 2014
(United Kingdom)	EUR	50,000	65,649

ISS Holdings A/S sr. sub. notes Ser. REGS,
8 7/8s, 2016 (Denmark)	EUR	203,000	240,239

Jarden Corp. company
guaranty sr. sub. notes Ser. 1, 7 1/2s, 2020	EUR	50,000	58,192

Jarden Corp. company guaranty sr. unsec.
sub. notes 7 1/2s, 2017		$585,000	573,300

Lamar Media Corp. company guaranty sr.
notes 9 3/4s, 2014		120,000	130,800

Lear Corp. company guaranty sr. unsec. bond
7 7/8s, 2018		255,000	255,638

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016		749,000	788,323

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		75,000	77,625

Levi Strauss & Co. 144A sr. notes 7 5/8s, 2020		125,000	122,500

Limited Brands, Inc. company guaranty sr.
unsec. unsub. notes 7s, 2020		105,000	105,656

Lottomatica SpA sub. notes FRN Ser. REGS,
8 1/4s, 2066 (Italy)	EUR	180,000	207,886

Mashantucket Western Pequot Tribe 144A
bonds 8 1/2s, 2015 (In default) †		$320,000	48,800

MGM Mirage, Inc. company guaranty
8 1/2s, 2010		51,000	51,000

Michaels Stores, Inc. company guaranty
11 3/8s, 2016		190,000	197,600

Navistar International Corp. sr. notes
8 1/4s, 2021		403,000	409,045

CORPORATE BONDS AND NOTES (19.8%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Neiman-Marcus Group, Inc. company
guaranty sr. unsec. notes 9s, 2015 ‡‡		$270,000	$270,675

Nielsen Finance LLC/Nielsen Finance Co.
company guaranty 10s, 2014		246,000	251,535

Nielsen Finance LLC/Nielsen Finance Co.
company guaranty sr. unsec. sub. disc. notes
stepped-coupon zero % (12 1/2s,
8/1/11), 2016 ††		417,000	397,193

Owens Corning, Inc. company guaranty unsec.
unsub. notes 9s, 2019		665,000	769,738

Penn National Gaming, Inc. sr. unsec. sub.
notes 8 3/4s, 2019		60,000	61,650

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. sub. notes 7 1/2s, 2015		240,000	225,000

Pinnacle Entertainment, Inc. 144A sr. notes
8 5/8s, 2017		65,000	66,950

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		55,000	55,138

Sirius XM Radio, Inc. 144A sr. notes
9 3/4s, 2015		315,000	334,688

Standard Pacific Corp. company guaranty sr.
unsec. unsub. notes 7s, 2015		149,000	137,825

Station Casinos, Inc. sr. notes 6s,
2012 (In default) †		290,000	17,219

THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. notes 11s, 2013		108,479	113,089

Toys R Us Property Co., LLC 144A company
guaranty sr. unsec. notes 10 3/4s, 2017		245,000	267,663

Toys R Us Property Co., LLC 144A sr. notes
8 1/2s, 2017		240,000	246,000

Travelport LLC company guaranty
11 7/8s, 2016		221,000	223,210

Travelport LLC company guaranty
9 7/8s, 2014		210,000	210,525

Trump Entertainment Resorts, Inc. sec. notes
8 1/2s, 2015 (In default) †		166,000	415

TRW Automotive, Inc. company guaranty sr.
unsec. unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	240,000	281,844

TVN Finance Corp. PLC company guaranty
sr. unsec. Ser. REGS, 10 3/4s, 2017
(United Kingdom)	EUR	70,000	89,839

TVN Finance Corp. PLC 144A company
guaranty sr. unsec. notes 10 3/4s, 2017
(United Kingdom)	EUR	191,000	245,133

Umbrella Acquisition, Inc. 144A company
guaranty sr. unsec. unsub. notes
9 3/4s, 2015 ‡‡		$232,628	193,663

Universal City Development Partners, Ltd.
144A sr. notes 8 7/8s, 2015		245,000	246,225

Vertis, Inc. company guaranty sr. notes
13 1/2s, 2014 ‡‡		186,901	78,031

Visant Corp. company guaranty sr. unsec.
sub. notes 7 5/8s, 2012		454,000	454,000

WMG Acquisition Corp. company guaranty
sr. sec. notes 9 1/2s, 2016		235,000	250,275

Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. Ser. EXCH,
6 5/8s, 2014		250,000	250,625

XM Satellite Radio, Inc. 144A company
guaranty sr. unsec. notes 13s, 2013		70,000	76,475

10 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (19.8%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Yonkers Racing Corp. 144A sr. notes
11 3/8s, 2016		$131,000	$140,334

Young Broadcasting, Inc. company guaranty
sr. sub. notes 8 3/4s, 2014 (In default) †		61,000	1

Young Broadcasting, Inc. company guaranty
sr. unsec. sub. notes 10s, 2011 (In default) †		177,000	106

			18,148,216
Consumer staples (0.5%)
Archibald Candy Corp. company guaranty 10s,
2010 (In default) F †		77,746	1,201

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 7 3/4s, 2016		330,000	308,138

Avis Budget Car Rental, LLC 144A company
guaranty sr. notes 9 5/8s, 2018		65,000	65,650

Constellation Brands, Inc. company guaranty
sr. unsec. unsub. notes 7 1/4s, 2016		250,000	252,188

Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		167,000	139,028

Prestige Brands, Inc. 144A company guaranty
sr. unsec. notes 8 1/4s, 2018		170,000	171,275

Rite Aid Corp. company guaranty sr. notes
7 1/2s, 2017		230,000	203,550

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2017		241,000	190,993

Smithfield Foods, Inc. 144A sr. sec. notes
10s, 2014		475,000	526,063

Supervalu, Inc. sr. unsec. notes 8s, 2016		245,000	242,550

Tyson Foods, Inc. sr. unsec. unsub. notes
10 1/2s, 2014		215,000	250,475

			2,351,111
Energy (4.1%)
Arch Western Finance, LLC company guaranty
sr. notes 6 3/4s, 2013		895,000	897,238

ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015		90,000	65,250

Chaparral Energy, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2017		235,000	216,200

Chesapeake Energy Corp. company guaranty
sr. unsec. notes 9 1/2s, 2015		235,000	259,675

Complete Production Services, Inc. company
guaranty 8s, 2016		287,000	280,543

Compton Petroleum Corp. company guaranty
7 5/8s, 2013 (Canada)		295,000	236,000

Comstock Resources, Inc. sr. notes
6 7/8s, 2012		420,000	416,850

Connacher Oil and Gas, Ltd. 144A sec. notes
10 1/4s, 2015 (Canada)		235,000	232,063

Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		115,000	123,050

CONSOL Energy, Inc. 144A company guaranty
sr. unsec. notes 8s, 2017		250,000	258,125

Denbury Resources, Inc. company guaranty
sr. unsec. sub. notes 8 1/4s, 2020		240,000	251,100

Denbury Resources, Inc. sr. sub. notes
7 1/2s, 2015		405,000	409,050

Dong Energy A/S jr. unsec. sub. notes FRN
5 1/2s, 2035 (Denmark)	EUR	156,000	186,277

Empresa Nacional del Petroleo 144A sr.
unsec. notes 6 1/4s, 2019 (Chile)		$700,000	742,862

Expro Finance Luxemburg 144A sr. notes
8 1/2s, 2016 (Luxembourg)		486,000	464,130

Ferrellgas LP/Ferrellgas Finance Corp.
sr. notes 6 3/4s, 2014		520,000	509,600

CORPORATE BONDS AND NOTES (19.8%)* cont.		Principal amount	Value

Energy cont.
Forest Oil Corp. sr. notes 8s, 2011		$485,000	$504,400

Gaz Capital for Gazprom 144A sr. unsec. notes
7.288s, 2037 (Russia)		240,000	236,880

Gaz Capital SA sr. unsec. notes Ser. REGS,
7.288s, 2037 (Russia)		335,000	330,645

Gaz Capital SA 144A company guaranty sr.
unsec. bond 8.146s, 2018 (Russia)		149,000	162,207

Gaz Capital SA 144A sr. sec. bond 9 1/4s,
2019 (Russia)		690,000	793,024

Gaz Capital SA 144A sr. unsec. 6.51s, 2022
(Russia)		207,000	199,445

Helix Energy Solutions Group, Inc. 144A
sr. unsec. notes 9 1/2s, 2016		530,000	487,600

Hornbeck Offshore Services, Inc. sr. notes
Ser. B, 6 1/8s, 2014		395,000	352,538

Infinis PLC sr. notes Ser. REGS, 9 1/8s, 2014
(United Kingdom)	GBP	127,000	186,349

KazMunaiGaz Finance Sub BV 144A notes
7s, 2020 (Kazakhstan)		$210,000	210,798

Key Energy Services, Inc. company guaranty
sr. unsec. unsub. notes 8 3/8s, 2014		150,000	149,063

Lukoil International Finance BV 144A company
guaranty sr. unsec. unsub. bonds 6.656s,
2022 (Russia)		430,000	420,884

Lukoil International Finance BV 144A company
guaranty sr. unsec. unsub. notes 7 1/4s,
2019 (Russia)		325,000	333,541

Newfield Exploration Co. sr. unsec. sub. notes
6 5/8s, 2014		294,000	295,838

Offshore Logistics, Inc. company guaranty
6 1/8s, 2013		245,000	241,325

OPTI Canada, Inc. company guaranty sr. sec.
notes 7 7/8s, 2014 (Canada)		295,000	256,650

Peabody Energy Corp. company guaranty
7 3/8s, 2016		785,000	817,381

Pemex Project Funding Master Trust company
guaranty sr. unsec. unsub. bonds 6 5/8s,
2035 (Mexico)		380,000	390,852

Pemex Project Funding Master Trust company
guaranty unsec. unsub. notes 6 5/8s,
2038 (Mexico)		75,000	76,520

Petrobras International Finance Co. company
guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)		450,000	514,710

Petrobras International Finance Co. company
guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)		350,000	352,627

PetroHawk Energy Corp. company guaranty
9 1/8s, 2013		450,000	469,125

Petroleos de Venezuela SA company guaranty
sr. unsec. notes 5 1/4s, 2017 (Venezuela)		4,765,000	2,549,275

Petroleos de Venezuela SA company guaranty
sr. unsec. unsub. notes 5 1/2s, 2037
(Venezuela)		265,000	115,275

Petroleos de Venezuela SA company guaranty
sr. unsec. unsub. notes 5 3/8s, 2027
(Venezuela)		265,000	117,925

Petroleos de Venezuela SA sr. unsec. bonds
zero %, 2011 (Venezuela)		665,000	578,550

Petroleos de Venezuela SA sr. unsec. sub. bond
5s, 2015 (Venezuela)		935,000	493,521

Petroleum Co. of Trinidad & Tobago Ltd. 144A
sr. unsec. notes 9 3/4s, 2019 (Trinidad)		275,000	313,500

Putnam VT Diversified Income Fund 11

CORPORATE BONDS AND NOTES (19.8%)* cont.		Principal amount	Value

Energy cont.
Petroleum Co. of Trinidad & Tobago Ltd. 144A
sr. unsec. notes 6s, 2022 (Trinidad)		$433,000	$411,683

Petroleum Development Corp. company
guaranty sr. unsec. notes 12s, 2018		280,000	289,100

Plains Exploration & Production Co. company
guaranty 7 3/4s, 2015		310,000	306,900

Plains Exploration & Production Co. company
guaranty 7s, 2017		60,000	57,300

Plains Exploration & Production Co. company
guaranty sr. unsec. notes 10s, 2016		365,000	390,550

Power Sector Assets & Liabilites
Management Corp. 144A govt. guaranty sr.
unsec. notes 7.39s, 2024 (Philippines)		430,000	468,700

Power Sector Assets & Liabilites
Management Corp. 144A govt. guaranty sr.
unsec. notes 7 1/4s, 2019 (Philippines)		450,000	497,790

Pride International, Inc. sr. unsec. notes
7 3/8s, 2014		420,000	418,425

Quicksilver Resources, Inc. sr. notes
11 3/4s, 2016		250,000	275,625

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. unsub. notes 8s, 2018		425,000	402,688

White Nights Finance BV for Gazprom notes
10 1/2s, 2014 (Russia)		500,000	579,550

Williams Cos., Inc. (The) notes 7 3/4s, 2031		111,000	119,253

Williams Cos., Inc. (The) sr. unsec. notes
7 7/8s, 2021		165,000	189,105

			21,905,130
Financials (4.4%)
American General Finance Corp. sr. unsec.
notes Ser. MTN, 6.9s, 2017		345,000	274,706

Banco Do Brasil 144A sr. unsec. 5.317s,
2017 (Brazil)		318,000	172,880

Bosphorus Financial Services, Ltd. 144A
sr. notes FRN 2.236s, 2012		475,563	465,488

CIT Group, Inc. sr. bond 7s, 2017		1,053,000	947,700

CIT Group, Inc. sr. bond 7s, 2016		560,000	511,000

CIT Group, Inc. sr. bond 7s, 2015		200,000	184,500

CIT Group, Inc. sr. bond 7s, 2014		133,000	125,353

CIT Group, Inc. sr. bond 7s, 2013		265,000	253,738

GMAC, LLC company guaranty sr. unsec. notes
7s, 2012		44,000	44,275

GMAC, LLC company guaranty sr. unsec. notes
6 7/8s, 2012		298,000	298,745

GMAC, LLC company guaranty sr. unsec. notes
6 5/8s, 2012		322,000	322,000

GMAC, LLC company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011		44,000	44,605

GMAC, LLC company guaranty sr. unsec. unsub.
notes FRN 2.738s, 2014		31,000	26,684

GMAC, LLC 144A company guaranty sr. unsec.
notes 8.3s, 2015		210,000	212,625

HSBC Capital Funding LP/ Jersey Channel
Islands company guaranty sub. FRB 5.13s,
2049 (United Kingdom)	EUR	208,000	226,429

HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015		$70,000	64,225

HUB International Holdings, Inc. 144A
sr. unsec. unsub. notes 9s, 2014		50,000	47,375

Icahn Enterprises LP/Ichan Enterprises
Finance Corp. 144A sr. notes 8s, 2018		525,000	509,250

CORPORATE BONDS AND NOTES (19.8%)* cont.		Principal amount	Value

Financials cont.
JPMorgan Chase & Co. 144A sr. unsec. notes
FRN zero %, 2017		$500,000	$478,717

JPMorgan Chase & Co. 144A sr. unsec. unsub.
notes FRN 3.89s, 2011		18,000,000	570,582

JPMorgan Chase & Co. 144A unsec. unsub.
notes 0.17s, 2012	INR	14,000,000	319,634

Leucadia National Corp. sr. unsec. notes
8 1/8s, 2015		$225,000	230,625

Leucadia National Corp. sr. unsec. notes
7 1/8s, 2017		438,000	422,670

Liberty Mutual Insurance 144A notes
7.697s, 2097		480,000	414,586

Reynolds Group DL Escrow, Inc./Reynolds
Group Escrow, LLC 144A sr. sec. notes 7 3/4s,
2016 (Luxembourg)	EUR	467,000	561,588

RSHB Capital SA for OJSC Russian Agricultural
Bank sub. bonds FRB 6.97s, 2016 (Russia)		$2,860,000	2,829,684

RSHB Capital SA for OJSC Russian Agricultural
Bank 144A notes 9s, 2014 (Russia)		390,000	437,775

RSHB Capital SA for OJSC Russian Agricultural
Bank 144A notes 7 3/4s, 2018 (Russia)		370,000	385,540

RSHB Capital SA for OJSC Russian Agricultural
Bank 144A notes 7 1/8s, 2014 (Russia)		1,295,000	1,367,779

Shinhan Bank 144A sr. unsec. bond 6s, 2012
(South Korea)		208,000	221,228

USI Holdings Corp. 144A company guaranty
sr. unsec. notes FRN 4.311s, 2014		45,000	36,788

VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)		400,000	398,000

VTB Capital SA 144A bonds 6 1/4s, 2035
(Russia)		3,040,000	3,024,800

VTB Capital SA 144A notes 7 1/2s, 2011
(Russia)		639,000	668,554

VTB Capital SA 144A notes 6 7/8s, 2018
(Russia)		3,746,000	3,853,698

VTB Capital SA 144A sec. notes 6.609s, 2012
(Russia)		2,521,000	2,607,294

			23,561,120
Health care (1.1%)
Bayer AG jr. unsec. sub. bonds FRB 5s, 2105
(Germany)	EUR	156,000	182,425

Community Health Systems, Inc. company
guaranty 8 7/8s, 2015		$54,000	55,688

DaVita, Inc. company guaranty 6 5/8s, 2013		93,000	93,116

DaVita, Inc. company guaranty sr. unsec.
sub. notes 7 1/4s, 2015		85,000	85,000

Fresenius US Finance II, Inc. 144A sr. unsec.
notes 9s, 2015		225,000	243,844

HCA, Inc. company guaranty sr. notes
9 5/8s, 2016 ‡‡		566,000	605,620

HCA, Inc. sr. sec. notes 9 1/4s, 2016		744,000	788,640

HCA, Inc. sr. sec. notes 9 1/8s, 2014		205,000	214,481

Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		460,000	451,950

Select Medical Corp. company guaranty
7 5/8s, 2015		329,000	309,260

Service Corporation International debs.
7 7/8s, 2013		63,000	64,496

Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		542,000	534,548

Sun Healthcare Group, Inc. company guaranty
sr. unsec. unsub. notes 9 1/8s, 2015		19,000	19,903

Surgical Care Affiliates, Inc. 144A sr. sub.
notes 10s, 2017		335,000	330,813

12 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (19.8%)* cont.		Principal amount	Value

Health care cont.
Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015 ‡‡		$175,770	$172,694

Talecris Biotherapeutics Holdings Corp. 144A
sr. unsec. notes 7 3/4s, 2016		245,000	260,925

Tenet Healthcare Corp. 144A company
guaranty sr. sec. notes 10s, 2018		120,000	132,600

Tenet Healthcare Corp. 144A company
guaranty sr. sec. notes 9s, 2015		838,000	886,185

Ventas Realty LP/Capital Corp. company
guaranty 9s, 2012 R		260,000	275,142

Ventas Realty LP/Capital Corp. sr. notes
6 5/8s, 2014 R		135,000	138,150

			5,845,480
Technology (0.7%)
Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡		79,000	71,100

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		293,000	264,433

Compucom Systems, Inc. 144A sr. sub. notes
12 1/2s, 2015		125,000	131,563

First Data Corp. company guaranty sr. unsec.
notes 10.55s, 2015 ‡‡		311,114	227,891

First Data Corp. company guaranty sr. unsec.
notes 9 7/8s, 2015		155,000	117,800

First Data Corp. company guaranty sr. unsec.
sub. notes 11 1/4s, 2016		193,000	118,695

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2014 ‡‡		188,302	168,530

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2014		509,000	464,463

Freescale Semiconductor, Inc. company
guaranty sr. unsec. sub. notes 10 1/8s, 2016		10,000	8,000

Iron Mountain, Inc. company guaranty
6 5/8s, 2016		140,000	137,550

Iron Mountain, Inc. company guaranty sr.
unsec. sub. notes 8s, 2020		440,000	448,800

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		155,000	158,100

NXP BV/NXP Funding, LLC sec. notes
Ser. EXCH, 7 7/8s, 2014 (Netherlands)		245,000	224,788

SunGard Data Systems, Inc. company guaranty
10 1/4s, 2015		370,000	382,025

SunGard Data Systems, Inc. company guaranty
9 1/8s, 2013		510,000	518,288

Unisys Corp. 144A company guaranty sr. sub.
notes 14 1/4s, 2015		385,000	445,638

			3,887,664
Transportation (0.1%)
British Airways PLC sr. unsec. 8 3/4s, 2016
(United Kingdom)	GBP	189,000	268,562

RailAmerica, Inc. company guaranty sr.
notes 9 1/4s, 2017		$223,000	233,593

			502,155
Utilities and power (1.0%)
AES Corp. (The) sr. unsec. unsub. notes
8s, 2017		360,000	363,600

AES Corp. (The) 144A sec. notes 8 3/4s, 2013		222,000	224,775

Colorado Interstate Gas Co. debs. 6.85s,
2037 (Canada)		290,000	293,056

Edison Mission Energy sr. unsec. notes
7 3/4s, 2016		109,000	75,755

Edison Mission Energy sr. unsec. notes
7 1/2s, 2013		48,000	41,280

Edison Mission Energy sr. unsec. notes
7.2s, 2019		109,000	67,035

CORPORATE BONDS AND NOTES (19.8%)* cont.		Principal amount	Value

Utilities and power cont.
Edison Mission Energy sr. unsec. notes 7s, 2017		$17,000	$10,880

El Paso Corp. sr. unsec. notes 7s, 2017		285,000	283,395

El Paso Natural Gas Co. debs. 8 5/8s, 2022		160,000	190,838

Energy Future Holdings Corp. 144A sr. sec.
bond 10s, 2020		225,000	223,875

Ipalco Enterprises, Inc. 144A sr. sec. notes
7 1/4s, 2016		95,000	97,138

Majapahit Holding BV 144A company guaranty
sr. unsec. notes 8s, 2019 (Indonesia)		300,000	330,000

Majapahit Holding BV 144A company guaranty
sr. unsec. notes 7 3/4s, 2020 (Indonesia)		1,345,000	1,475,895

Mirant Americas Generation, Inc. sr. unsec.
notes 8.3s, 2011		110,000	112,475

Mirant North America, LLC company guaranty
7 3/8s, 2013		200,000	204,500

NRG Energy, Inc. company guaranty
7 3/8s, 2017		360,000	355,500

NRG Energy, Inc. sr. notes 7 3/8s, 2016		430,000	427,850

Sierra Pacific Resources sr. unsec. notes
8 5/8s, 2014		309,000	317,498

Sierra Pacific Resources sr. unsec. unsub.
notes 6 3/4s, 2017		105,000	105,778

Tennessee Gas Pipeline Co. sr. unsec. unsub.
debs. 7s, 2028		65,000	68,696

Utilicorp United, Inc. sr. unsec. notes
7.95s, 2011		15,000	15,519

Vattenfall Treasury AB company guaranty
jr. unsec. sub. bond FRB 5 1/4s, 2049
(Sweden)	EUR	156,000	187,587

			5,472,925

Total corporate bonds and notes (cost $106,604,662)			$106,014,222

ASSET-BACKED SECURITIES (9.0%)*		Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 05-1,
Class M2, 1.037s, 2035		$69,508	$24,789

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.497s, 2036		94,000	26,483
FRB Ser. 06-HE3, Class A2C, 0.497s, 2036		100,000	38,005

Ace Securities Corp. 144A Ser. 03-MH1,
Class M2, 6 1/2s, 2030		35,786	34,623

Ameriquest Mortgage Securities, Inc. FRB
Ser. 03-8, Class M2, 2.997s, 2033		187,630	61,667

Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		326,000	58,680
Ser. 04-1A, Class E, 6.42s, 2039		175,000	28,000

Argent Securities, Inc. FRB Ser. 03-W3, Class M3,
2.617s, 2033		22,925	7,096

Asset Backed Funding Certificates FRB
Ser. 04-OPT2, Class M2, 1.347s, 2033		108,229	82,478

Asset Backed Securities Corp. Home Equity
Loan Trust FRB Ser. 06-HE4, Class A5,
0.507s, 2036		83,622	50,156

BankAmerica Manufactured Housing Contract
Trust Ser. 97-2, Class M, 6.9s, 2028		70,000	102,025

Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 5.222s, 2034		39,647	7,558
FRB Ser. 05-HE1, Class M3, 1.277s, 2035		210,000	64,425

Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		643,373	461,620
FRB Ser. 00-A, Class A1, 0.510s, 2030		102,679	16,144

Putnam VT Diversified Income Fund 13

ASSET-BACKED SECURITIES (9.0%)* cont.		Principal amount	Value

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-OPT1, Class M1, 0.767s, 2035		$41,642	$32,596
FRB Ser. 07-OPX1, Class A1A, 0.417s, 2037		660,400	336,804

Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		810,658	662,713
Ser. 00-4, Class A6, 8.31s, 2032		2,133,110	1,663,826
Ser. 00-5, Class A7, 8.2s, 2032		203,065	179,205
Ser. 00-1, Class A5, 8.06s, 2031		597,287	479,323
Ser. 00-4, Class A5, 7.97s, 2032		129,054	101,529
Ser. 00-5, Class A6, 7.96s, 2032		339,780	271,824
Ser. 02-1, Class M1F, 7.954s, 2033		12,000	12,288
Ser. 01-1, Class A5, 6.99s, 2032		72,788	74,244
Ser. 01-3, Class A4, 6.91s, 2033		7,098,598	7,063,105
Ser. 02-1, Class A, 6.681s, 2033		479,462	493,846
FRB Ser. 02-1, Class M1A, 2.396s, 2033		1,609,000	1,296,032
FRB Ser. 01-4, Class M1, 2.096s, 2033		241,000	122,052

Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.867s, 2035		35,902	33,294
FRB Ser. 05-14, Class 3A2, 0.587s, 2036		15,431	14,220
FRB Ser. 06-4, Class 2A2, 0.527s, 2036		1,276,340	1,008,309

Credit-Based Asset Servicing and Securitization
FRB Ser. 07-CB1, Class AF1A, 0.417s, 2037		883,409	415,202

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		361,000	108,300

Equifirst Mortgage Loan Trust FRB Ser. 05-1,
Class M5, 1.017s, 2035		63,033	21,394

First Franklin Mortgage Loan Asset
Backed Certificates
FRB Ser. 06-FF13, Class A2D, 0.587s, 2036		1,189,000	539,402
FRB Ser. 07-FF1, Class A2D, 0.567s, 2038		1,161,000	536,571
FRB Ser. 06-FF11, Class 2A3, 0.497s, 2036		1,108,000	476,440
FRB Ser. 06-FF7, Class 2A3, 0.497s, 2036		547,265	313,054

Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.677s, 2036		217,000	102,696
FRB Ser. 06-2, Class 2A3, 0.517s, 2036		309,000	169,224

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 2.19s, 2043 F	EUR	1,225,000	609,095
FRB Ser. 03-2, Class 3C, 2.205s, 2043 F	GBP	588,814	292,770

Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$550,364	511,839
Ser. 94-4, Class B2, 8.6s, 2019		264,781	132,878
Ser. 93-1, Class B, 8.45s, 2018		163,168	148,174
Ser. 99-5, Class A5, 7.86s, 2030		2,623,461	2,361,115
Ser. 96-8, Class M1, 7.85s, 2027		304,000	284,528
Ser. 95-8, Class B1, 7.3s, 2026		285,417	262,173
Ser. 95-4, Class B1, 7.3s, 2025		289,077	268,777
Ser. 97-6, Class M1, 7.21s, 2029		182,000	159,484
Ser. 95-F, Class B2, 7.1s, 2021		13,521	12,260
Ser. 96-1, Class M1, 7s, 2027		301,838	304,482
Ser. 93-3, Class B, 6.85s, 2018		12,451	11,161
Ser. 98-3, Class A6, 6.76s, 2030		554,287	571,936
Ser. 99-3, Class A7, 6.74s, 2031		380,738	382,641

Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		3,060,991	2,839,069
Ser. 99-5, Class M1A, 8.3s, 2026		119,000	114,697
Ser. 99-5, Class A4, 7.59s, 2028		17,878	17,975

GSAA Home Equity Trust
FRB Ser. 07-4, Class A1, 0.447s, 2037		5,300,186	2,325,582
FRB Ser. 06-17, Class A1, 0.407s, 2036		1,916,675	977,504
FRB Ser. 06-16, Class A1, 0.407s, 2036		1,877,508	1,103,036
FRB Ser. 06-19, Class A1, 0.437s, 2036		2,532,402	1,418,145

ASSET-BACKED SECURITIES (9.0%)* cont.	Principal amount	Value

GSAMP Trust FRB Ser. 07-HE2, Class A2A,
0.467s, 2047	$1,134,055	$997,968

Guggenheim Structured Real Estate
Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.347s, 2030	295,696	23,656
FRB Ser. 05-1A, Class E, 2.147s, 2030	63,068	3,161

Home Equity Asset Trust FRB Ser. 06-1,
Class 2A4, 0.677s, 2036	108,000	86,121

Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	1,102,662	683,650
FRB Ser. 07-6, Class 2A1, 0.557s, 2037	847,650	276,654

LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.347s, 2036	660,000	46,200
FRB Ser. 02-1A, Class FFL, 3.097s, 2037	1,135,000	147,550

Local Insight Media Finance, LLC Ser. 07-1W,
Class A1, 5.53s, 2012	1,087,931	652,758

Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.967s, 2035	240,000	145,193
FRB Ser. 06-4, Class 2A4, 0.607s, 2036	103,000	39,091
FRB Ser. 06-WL2, Class 2A3,
0.547s, 2036	1,735,015	1,335,961
FRB Ser. 06-1, Class 2A3, 0.537s, 2036	92,208	44,777

Madison Avenue Manufactured Housing
Contract FRB Ser. 02-A, Class B1,
3.597s, 2032	925,076	812,679

MASTR Asset Backed Securities Trust FRB
Ser. 06-FRE2, Class A4, 0.497s, 2036	54,000	25,603

Merrill Lynch First Franklin Mortgage Loan
Asset Backed Certificates FRB Ser. 07-1,
Class A2C, 0.597s, 2037	2,637,000	1,239,390

Mid-State Trust Ser. 11, Class B, 8.221s, 2038	86,130	82,871

Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 3.547s, 2034	45,485	4,338
FRB Ser. 05-HE2, Class M5, 1.027s, 2035	101,721	51,994
FRB Ser. 05-HE1, Class M3, 0.867s, 2034	150,000	119,731
FRB Ser. 06-NC4, Class M2, 0.647s, 2036	210,000	1,529

N-Star Real Estate CDO, Ltd. 144A FRB
Ser. 04-2A, Class C1, 2.347s, 2039	500,000	100,000

New Century Home Equity Loan Trust FRB
Ser. 03-4, Class M3, 3.422s, 2033	10,549	6,090

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.507s, 2036	123,775	62,938
FRB Ser. 06-2, Class A2C, 0.497s, 2036	130,000	77,886
FRB Ser. 06-6, Class A2B, 0.447s, 2037	948,758	600,033

Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029	588,141	535,209
Ser. 00-A, Class A2, 7.765s, 2017	85,027	58,585
Ser. 95-B, Class B1, 7.55s, 2021	96,618	72,392
Ser. 00-D, Class A4, 7.4s, 2030	709,000	467,940
Ser. 02-B, Class A4, 7.09s, 2032	245,029	222,910
Ser. 99-B, Class A4, 6.99s, 2026	598,662	538,796
Ser. 00-D, Class A3, 6.99s, 2022	63,670	64,148
Ser. 01-D, Class A4, 6.93s, 2031	340,710	264,050
Ser. 98-A, Class M, 6.825s, 2028	43,000	40,081
Ser. 01-E, Class A4, 6.81s, 2031	568,408	458,990
Ser. 01-C, Class A2, 5.92s, 2017	774,103	387,052
Ser. 01-D, Class A3, 5.9s, 2022	16,376	9,727
Ser. 02-C, Class A1, 5.41s, 2032	784,286	737,033
Ser. 01-E, Class A2, 5.05s, 2031	547,126	398,034
Ser. 02-A, Class A2, 5.01s, 2020	71,546	61,620

14 Putnam VT Diversified Income Fund

ASSET-BACKED SECURITIES (9.0%)* cont.		Principal amount	Value

Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		$106,634	$102,102
FRB Ser. 01-B, Class A2, 0.725s, 2018		40,132	33,202

Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.177s, 2036		98,000	29,880

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.537s, 2036		85,353	66,064
FRB Ser. 07-RZ1, Class A2, 0.507s, 2037		154,000	83,945

Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.997s, 2035		110,752	566
FRB Ser. 07-NC2, Class A2B, 0.487s, 2037		144,000	61,190
FRB Ser. 07-BR5, Class A2A, 0.477s, 2037		22,692	15,363
FRB Ser. 07-BR4, Class A2A, 0.437s, 2037		29,521	19,985
FRB Ser. 07-BR3, Class A2A, 0.417s, 2037		2,882,411	1,844,743

SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 0.557s, 2036		219,000	84,195

Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.517s, 2036		104,000	77,440
FRB Ser. 06-3, Class A3, 0.507s, 2036		449,945	248,450

South Coast Funding 144A FRB Ser. 3A, Class A2,
1.574s, 2038 (In default) †		120,000	600

Structured Asset Investment Loan Trust FRB
Ser. 06-BNC2, Class A6, 0.607s, 2036		104,000	17,485

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038		395,000	47,400

TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A,
Class IV, 6.84s, 2037		351,000	38,610

WAMU Asset-Backed Certificates FRB
Ser. 07-HE2, Class 2A1, 0.457s, 2037		669,752	435,339

Whinstone Capital Management, Ltd. 144A FRB
Ser. 1A, Class B3, 1.216s, 2044 (United Kingdom)		189,615	62,573

Total asset-backed securities (cost $55,727,492)			$47,954,084

FOREIGN GOVERNMENT BONDS
AND NOTES (7.1%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec. bonds
Ser. VII, 7s, 2013		$281,000	$246,297

Argentina (Republic of) sr. unsec. bonds FRB
zero %, 2013		2,362,000	759,383

Argentina (Republic of) sr. unsec. unsub.
bonds zero %, 2015		2,951,000	2,338,668

Argentina (Republic of) sr. unsec. unsub.
bonds Ser. $V, 10 1/2s, 2012	ARS	1,080,000	226,800

Argentina (Republic of) sr. unsec. unsub.
bonds FRB 0.389s, 2012		$20,454,000	7,036,176

Argentina (Republic of) sr. unsec. unsub.
notes Ser. $dis, 8.28s, 2033		1,015,013	685,134

Banco Nacional de Desenvolvimento
Economico e Social 144A notes 6 1/2s,
2019 (Brazil)		620,000	664,175

Banco Nacional de Desenvolvimento
Economico e Social 144A notes 5 1/2s,
2020 (Brazil)		225,000	225,563

Banco Nacional de Desenvolvimento
Economico e Social 144A sr. unsec. unsub.
notes 6.369s, 2018 (Brazil)		160,000	170,200

Brazil (Federal Republic of) notes
zero %, 2017	BRL	1,350	715,622

Brazil (Federal Republic of) sr. notes
5 7/8s, 2019		$905,000	993,238

Canada (Government of) bonds Ser. WL43,
5 3/4s, 2029	CAD	585,000	710,525

FOREIGN GOVERNMENT BONDS
AND NOTES (7.1%)* cont.	Principal amount/units		Value

Colombia (Government of) bonds
6 1/8s, 2041		$565,000	$572,063

Indonesia (Republic of) 144A sr. unsec.
notes 11 5/8s, 2019		755,000	1,090,484

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 7 3/4s, 2038		550,000	649,000

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 7/8s, 2018		425,000	479,188

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 3/4s, 2014		280,000	309,901

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 5/8s, 2037		575,000	600,875

Industrial Bank of Korea 144A sr. notes
7 1/8s, 2014 (South Korea)		1,190,000	1,337,774

Iraq (Republic of) 144A bonds 5.8s, 2028		695,000	565,035

Philippines (Republic of) sr. unsec. unsub.
bond 6 1/2s, 2020		800,000	878,400

Philippines (Republic of) sr. unsec. unsub.
bond 6 3/8s, 2034		1,000,000	1,001,640

Russia (Federation of) 144A unsec. unsub.
bonds 5s, 2030		1,583,849	1,778,948

South Africa (Republic of) sr. unsec. unsub.
notes 6 7/8s, 2019		515,000	589,031

Sri Lanka (Republic of) 144A notes
7.4s, 2015		240,000	246,406

Sweden (Government of) debs. Ser. 1041,
6 3/4s, 2014	SEK	26,845,000	4,067,370

Turkey (Republic of) bonds 16s, 2012	TRY	190,000	133,666

Turkey (Republic of) sr. unsec. notes
7 1/2s, 2019		$1,210,000	1,381,421

Turkey (Republic of) sr. unsec. notes
7 1/2s, 2017		1,530,000	1,749,754

Turkey (Republic of) unsec. notes
6 3/4s, 2040		370,000	370,377

Ukraine (Government of) sr. unsec. bonds
6.385s, 2012		250,000	248,398

Ukraine (Government of) sr. unsec. unsub.
bonds Ser. REGS, 6 7/8s, 2011		1,045,000	1,046,296

Ukraine (Government of) 144A sr. unsec.
bonds 6 7/8s, 2011		355,000	353,225

Ukraine (Government of) 144A sr. unsec.
unsub. notes 7.65s, 2013		350,000	353,500

Venezuela (Republic of) bonds 8 1/2s, 2014		855,000	660,171

Venezuela (Republic of) unsec. note FRN
Ser. REGS, 1.307s, 2011		690,000	637,953

Venezuela (Republic of) unsec. notes
10 3/4s, 2013		1,410,000	1,242,041

Venezuela (Republic of) 144A unsec. bonds
13 5/8s, 2018		1,215,000	1,067,912

Total foreign government bonds and notes (cost $35,278,694)			$38,182,610

SENIOR LOANS (2.2%)* [c]		Principal amount	Value

Basic materials (0.1%)
Georgia-Pacific, LLC bank term loan FRN
Ser. B2, 2.51s, 2012		$86,792	$83,798

Georgia-Pacific, LLC bank term loan FRN
Ser. C, 3.728s, 2015		55,646	53,726

Smurfit-Stone Container Enterprises, Inc.
bank term loan FRN 6 3/4s, 2016		190,000	189,118

			326,642

Putnam VT Diversified Income Fund 15

SENIOR LOANS (2.2%)* [c] cont.	Principal amount	Value

Capital goods (—%)
Mueller Water Products, Inc. bank term loan FRN
Ser. B, 5.328s, 2014	$85,190	$84,444

		84,444
Communication services (0.4%)
CCO Holdings, LLC / CCO Holdings Capital Corp.
bank term loan FRN Ser. D, 3.038s, 2014	150,000	133,125

Charter Communications Operating, LLC bank
term loan FRN 7 1/4s, 2014	185,725	185,957

Charter Communications, Inc. bank term loan
FRN 2.3s, 2014	72,301	66,938

Charter Communications, Inc. bank term loan
FRN Ser. C, 3.55s, 2016	586,938	543,404

Insight Midwest, LP bank term loan FRN Ser. B,
2.07s, 2014	96,576	90,540

Intelsat Corp. bank term loan FRN Ser. B2,
2.792s, 2011	145,364	134,358

Intelsat Corp. bank term loan FRN Ser. B2-A,
2.792s, 2013	145,408	134,399

Intelsat Corp. bank term loan FRN Ser. B2-C,
2.792s, 2013	145,364	134,358

Intelsat, Ltd. bank term loan FRN 3.292s, 2014
(Luxembourg)	375,000	344,625

Level 3 Communications, Inc. bank term loan
FRN 2.548s, 2014	60,000	53,100

Level 3 Financing, Inc. bank term loan FRN
Ser. B, 8.956s, 2014	55,000	58,919

MetroPCS Wireless, Inc. bank term loan FRN
2 5/8s, 2013	241,217	230,316

West Corp. bank term loan FRN Ser. B2,
2.751s, 2013	61,970	57,451

		2,167,490
Consumer cyclicals (0.7%)
CCM Merger, Inc. bank term loan FRN Ser. B,
8 1/2s, 2012	401,556	393,022

Cenveo, Inc. bank term loan FRN Ser. C,
5.039s, 2013	92,310	90,926

Cenveo, Inc. bank term loan FRN Ser. DD,
5.039s, 2013	3,076	3,030

Clear Channel Communications, Inc. bank term
loan FRN Ser. B, 4.004s, 2016	215,961	166,830

Dex Media West, LLC bank term loan FRN Ser. A,
7 1/2s, 2014	159,059	142,556

GateHouse Media, Inc. bank term loan FRN
2.6s, 2014	159,664	64,783

GateHouse Media, Inc. bank term loan FRN
Ser. B, 2.35s, 2014	439,671	178,397

GateHouse Media, Inc. bank term loan FRN
Ser. DD, 2.35s, 2014	164,056	66,566

Golden Nugget, Inc. bank term loan FRN
3.365s, 2014	41,460	33,116

Golden Nugget, Inc. bank term loan FRN Ser. B,
3.355s, 2014	72,835	58,177

Harrah’s Operating Co., Inc. bank term loan FRN
Ser. B2, 3.316s, 2015	94,402	78,339

Jarden Corp. bank term loan FRN Ser. B1,
2.04s, 2012	47,486	46,645

Jarden Corp. bank term loan FRN Ser. B2,
2.04s, 2012	23,747	23,177

SENIOR LOANS (2.2%)* [c] cont.	Principal amount	Value

Consumer cyclicals cont.
Jarden Corp. bank term loan FRN Ser. B4,
3.54s, 2015	$123,949	$121,755

Michaels Stores, Inc. bank term loan FRN Ser. B,
2.693s, 2013	83,651	77,587

National Bedding Co. bank term loan FRN
2.325s, 2011	49,841	47,567

QVC, Inc. bank term loan FRN 5.847s, 2014	60,155	59,967

R.H. Donnelley, Inc. bank term loan FRN Ser. B,
9 1/4s, 2014	452,381	405,446

Realogy Corp. bank term loan FRN 0.081s, 2013	122,767	103,616

Realogy Corp. bank term loan FRN Ser. B,
3.292s, 2013	455,996	384,860

Six Flags Theme Parks bank term loan FRN Ser. B,
6s, 2016	305,000	301,757

Thomas Learning bank term loan FRN Ser. B,
2.79s, 2014	118,779	102,343

Tribune Co. bank term loan FRN Ser. B, 5 1/4s,
2014 (In default) †	641,187	389,521

Univision Communications, Inc. bank term loan
FRN Ser. B, 2.54s, 2014	364,685	305,423

Yankee Candle Co., Inc. bank term loan FRN
2.36s, 2014	53,478	50,731

		3,696,137
Consumer staples (0.4%)
Claire’s Stores, Inc. bank term loan FRN
3.04s, 2014	128,673	106,779

Pinnacle Foods Holding Corp. bank term loan
FRN Ser. B, 2.851s, 2014	391,929	365,894

Revlon Consumer Products bank term loan FRN
6s, 2015	1,335,000	1,296,380

Rite-Aid Corp. bank term loan FRN Ser. B,
2.107s, 2014	78,125	67,227

		1,836,280
Energy (0.1%)
EPCO Holdings, Inc. bank term loan FRN Ser. A,
1.347s, 2012	185,000	172,050

Hercules Offshore, Inc. bank term loan FRN
Ser. B, 6s, 2013	120,643	105,060

MEG Energy Corp. bank term loan FRN 6s, 2016
(Canada)	452,735	438,304

		715,414
Financials (—%)
AGFS Funding Co. bank term loan FRN
7 1/4s, 2015	145,000	140,868

HUB International Holdings, Inc. bank term loan
FRN 6 3/4s, 2014	91,310	87,201

		228,069
Health care (0.3%)
Health Management Associates, Inc. bank term
loan FRN 2.04s, 2014	902,698	838,506

IASIS Healthcare Corp. bank term loan FRN
Ser. DD, 2.354s, 2014	74,228	69,403

IASIS Healthcare, LLC/IASIS Capital Corp. bank
term loan FRN 7.62s, 2014	20,198	18,885

IASIS Healthcare, LLC/IASIS Capital Corp. bank
term loan FRN 5.588s, 2014	317,171	281,489

IASIS Healthcare, LLC/IASIS Capital Corp. bank
term loan FRN Ser. B, 2.354s, 2014	214,470	200,530

Select Medical Corp. bank term loan FRN Ser. B,
2.484s, 2012	10,682	10,290

		1,419,103

16 Putnam VT Diversified Income Fund

SENIOR LOANS (2.2%)* [c] cont.	Principal amount	Value

Technology (0.1%)
Compucom Systems, Inc. bank term loan FRN
3.86s, 2014	$98,989	$92,803

First Data Corp. bank term loan FRN Ser. B1,
3.094s, 2014	264,805	222,657

First Data Corp. bank term loan FRN Ser. B3,
3.094s, 2014	149,092	125,258

		440,718
Utilities and power (0.1%)
Dynegy Holdings, Inc. bank term loan FRN Ser. C,
4.11s, 2013	143,000	133,348

NRG Energy, Inc. bank term loan FRN 2.054s, 2014	179,828	171,286

NRG Energy, Inc. bank term loan FRN 0.19s, 2014	119,790	114,100

TXU Energy Corp. bank term loan FRN Ser. B2,
3.974s, 2014	200,483	147,731

TXU Energy Corp. bank term loan FRN Ser. B3,
3.85s, 2014	160,893	118,483

		684,948
Total senior loans (cost $12,803,519)		$11,599,245

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.0%)*	strike price	amount	Value

Option on an interest rate swap
with Barclays Bank PLC for the
right to pay a fixed rate
of 3.74% versus the three month
USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	$24,003,700	$136,580

Option on an interest rate swap
with Barclays Bank PLC for the
right to pay a fixed rate
of 3.95% versus the three month
USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	13,744,500	12,920

Option on an interest rate swap
with Barclays Bank PLC for the
right to pay a fixed rate of 4.065%
versus the three month
USD-LIBOR-BBA maturing
October 20, 2020.	Oct-10/4.065	5,652,900	8,649

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate
of 3.7375% versus the three
month USD-LIBOR-BBA
maturing March 9, 2021.	Mar-11/3.7375	42,662,500	2,332,786

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate
of 3.74% versus the three month
USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	24,003,700	1,355,009

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate
of 3.95% versus the three month
USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	13,744,500	1,031,800

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate
of 4.065% versus the three month
USD-LIBOR-BBA maturing
October 20, 2020.	Oct-10/4.065	5,652,900	467,947

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed
rate of 3.965% versus the three
month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	$17,323,700	$14,898

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed
rate of 3.995% versus the three
month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	25,985,500	20,009

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a
fixed rate of 3.665% versus the
three month USD-LIBOR-BBA
maturing March 8, 2021.	Mar-11/3.665	42,662,500	2,141,230

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a
fixed rate of 3.965% versus the
three month USD-LIBOR-BBA
maturing September 20, 2020.	Sep-10/3.965	17,323,700	1,321,972

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 3.995% versus the three month
USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	25,985,500	2,048,957

Total purchased options outstanding
(cost $5,816,783)			$10,892,757

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (0.7%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.3%)
Government National Mortgage Association
Pass-Through Certificates 6 1/2s,
November 20, 2038	$1,448,105	$1,591,501

		1,591,501
U.S. Government Agency Mortgage Obligations (0.4%)
Federal National Mortgage Association
Pass-Through Certificates
5s, February 1, 2037	491,185	520,330
4 1/2s, August 1, 2039	646,149	670,859
4 1/2s, TBA, July 1, 2040	1,000,000	1,036,328

		2,227,517
Total U.S. government and agency mortgage
obligations (cost $3,710,372)		$3,819,018

CONVERTIBLE BONDS AND NOTES (0.4%)*	Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec.
notes 6s, 2015	$615,000	$584,250

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	186,000	231,793

General Cable Corp. cv. unsec.
sub. notes stepped-coupon 4 1/2s (2 1/4s,
11/15/19) 2029 ††	471,000	441,563

General Growth Properties, Inc.
144A cv. sr. notes 3.98s,
2027 (In default) † R	455,000	466,375

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	235,000	254,388

Total convertible bonds and notes (cost $1,836,518)		$1,978,369

Putnam VT Diversified Income Fund 17

COMMON STOCKS (—%)*	Shares	Value

Bohai Bay Litigation, LLC (Escrow) F	842	$2,627

Nortek, Inc. †	4,810	202,020

Vertis Holdings, Inc. F	8,044	8

Total common stocks (cost $168,942)		$204,655

PREFERRED STOCKS (—%)*	Shares	Value

GMAC, Inc. 144A Ser. G, 7.00% cum pfd.	163	$126,697

Total preferred stocks (cost $54,831)		$126,697

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Charter Communications, Inc.
Class A	11/30/14	$46.86	37	$222

New ASAT (Finance), Ltd.
(Cayman Islands) F	2/1/11	0.01	2,860	—

Smurfit Kappa Group PLC
144A (Ireland)	10/1/13	EUR 0.001	422	18,206

Vertis Holdings, Inc. F	10/18/15	$0.01	535	1

Total warrants (cost $16,165)				$18,429

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value

Lehman Brothers Holdings, Inc. Ser. P,
7.25% cv. pfd. (In default) †	627	$922

Total convertible preferred stocks (cost $590,996)		$922

SHORT-TERM INVESTMENTS (20.1%)*	Principal amount/shares	Value

Putnam Money Market Liquidity
Fund 0.11% [e]	34,648,185	$34,648,185

U.S. Treasury Bills with an effective yield
of 0.26%, August 26, 2010 # ##	$25,591,000	25,580,829

U.S. Treasury Bills with effective yields ranging
from 0.17% to 0.29%, March 10, 2011 # ##	33,491,000	33,417,252

U.S. Treasury Bills with effective yields ranging
from 0.29% to 0.35%, July 15, 2010 # ##	13,738,000	13,736,241

Total short-term investments (cost $107,404,409)		$107,382,507

Total investments (cost $564,686,455)		$594,458,011

Key to holding’s currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
USD/$	United States Dollar

Key to holding’s abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2010 through June 30, 2010 (the reporting period).

* Percentages indicated are based on net assets of $534,113,549.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

R Real Estate Investment Trust.

At the close of the reporting period, the fund is maintaining liquid assets totaling $482,448,156 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	86.0%	Canada	0.6%

Russia	3.5	Turkey	0.6

Argentina	1.9	United Kingdom	0.5

Venezuela	1.3	Philippines	0.5

Indonesia	0.8	Other	3.0

Sweden	0.7	Total	100.0%

Brazil	0.6

18 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS TO BUY
at 6/30/10 (aggregate				Unrealized
face value $57,182,832)		Aggregate	Delivery	appreciation/
(Unaudited)	Value	face value	date	(depreciation)

Australian Dollar	$16,064,398	$16,494,125	7/21/10	$(429,727)

Brazilian Real	1,094,736	1,092,580	7/21/10	2,156

British Pound	356,005	348,638	7/21/10	7,367

Canadian Dollar	1,891,537	1,924,285	7/21/10	(32,748)

Danish Krone	290,922	289,575	7/21/10	1,347

Euro	2,781,755	2,774,297	7/21/10	7,458

Hungarian Forint	2,652,488	2,657,787	7/21/10	(5,299)

Japanese Yen	10,093,972	9,693,166	7/21/10	400,806

Malaysian Ringgit	109,130	105,925	7/21/10	3,205

Norwegian Krone	3,813,239	3,820,157	7/21/10	(6,918)

Polish Zloty	1,925,568	1,877,846	7/21/10	47,722

Swedish Krona	5,399,424	5,393,399	7/21/10	6,025

Swiss Franc	7,011,560	6,606,887	7/21/10	404,673

Taiwan Dollar	533,766	533,069	7/21/10	697

Turkish Lira	3,575,081	3,571,096	7/21/10	3,985

Total				$410,749

FORWARD CURRENCY CONTRACTS TO SELL
at 6/30/10 (aggregate				Unrealized
face value $81,455,395)		Aggregate	Delivery	appreciation/
(Unaudited)	Value	face value	date	(depreciation)

Australian Dollar	$1,917,834	$1,887,883	7/21/10	$(29,951)

Brazilian Real	393,675	380,963	7/21/10	(12,712)

British Pound	11,494,048	11,391,688	7/21/10	(102,360)

Canadian Dollar	13,057,229	13,208,724	7/21/10	151,495

Chilean Peso	1,576,137	1,569,903	7/21/10	(6,234)

Czech Koruna	5,306,523	5,311,618	7/21/10	5,095

Euro	21,950,337	21,976,444	7/21/10	26,107

Japanese Yen	9,380,673	9,361,573	7/21/10	(19,100)

New Zealand Dollar	1,563,353	1,563,021	7/21/10	(332)

Norwegian Krone	1,857,015	1,833,540	7/21/10	(23,475)

Polish Zloty	2,240,083	2,198,547	7/21/10	(41,536)

Singapore Dollar	2,651,322	2,654,414	7/21/10	3,092

Swedish Krona	5,351,230	5,305,000	7/21/10	(46,230)

Swiss Franc	2,974,042	2,812,077	7/21/10	(161,965)

Total				$(258,106)

FUTURES CONTRACTS OUTSTANDING				Unrealized
at 6/30/10	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Australian Government
Treasury Bond 10 yr (Long)	3	$1,803,658	Sep-10	$5,501

Canadian Government
Bond 10 yr (Long)	3	349,490	Sep-10	7,580

Euro-Bobl 5 yr (Short)	107	15,838,575	Sep-10	(16,591)

Euro-Bund 10 yr (Long)	44	6,969,851	Sep-10	(16,837)

Euro-Schatz 2 yr (Long)	661	88,634,880	Sep-10	(81,316)

Japanese Government Bond
10 yr (Long)	16	25,612,294	Sep-10	191,567

Japanese Government Bond
10 yr Mini (Long)	22	3,520,696	Sep-10	24,768

U.K. Gilt 10 yr (Long)	16	2,896,969	Sep-10	57,394

U.S. Treasury Bond 30 yr (Long)	624	84,747,000	Sep-10	2,603,971

U.S. Treasury Bond 20 yr (Long)	543	69,232,500	Sep-10	2,133,186

U.S. Treasury Note 10 yr (Long)	715	87,621,016	Sep-10	1,282,815

U.S. Treasury Note 5 yr (Short)	65	7,692,852	Sep-10	2,883

U.S. Treasury Note 2 yr (Short)	200	43,765,625	Sep-10	(34,659)

Total				$6,160,262

WRITTEN OPTIONS OUTSTANDING
at 6/30/10 (premiums received	Contract	Expiration date/
$34,503,503) (Unaudited)	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA
maturing August 19, 2021.	$13,021,000	Aug-11/4.475	$1,289,078

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	12,320,000	Aug-11/4.55	1,286,208

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA
maturing August 8, 2021.	11,485,000	Aug-11/4.70	1,329,274

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA
maturing August 16, 2021.	22,280,000	Aug-11/4.765	2,676,051

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA
maturing August 19, 2021.	13,021,000	Aug-11/4.475	159,247

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	12,320,000	Aug-11/4.55	136,136

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA
maturing August 8, 2021.	11,485,000	Aug-11/4.70	100,494

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA
maturing August 16, 2021.	22,280,000	Aug-11/4.765	186,484

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.02% versus
the three month USD-LIBOR-BBA
maturing September 28, 2020.	5,512,600	Sep-10/4.02	443,654

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA
maturing February 13, 2025.	3,026,380	Feb-15/5.36	353,602

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.02% versus
the three month USD-LIBOR-BBA
maturing September 28, 2020.	5,512,600	Sep-10/4.02	5,016

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.7375% versus
the three month USD-LIBOR-BBA
maturing March 9, 2021.	42,662,500	Mar-11/4.7375	115,615

Putnam VT Diversified Income Fund 19

WRITTEN OPTIONS OUTSTANDING
at 6/30/10 (premiums received	Contract	Expiration date/
$34,503,503) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA
maturing February 13, 2025.	$3,026,380	Feb-15/5.36	$113,520

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing
August 17, 2021.	24,640,000	Aug-11/4.49	2,467,450

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	24,066,000	Jul-11/4.52	2,491,553

Option on an interest rate swap with
Citibank, N.A. for the obligation to
pay a fixed rate of 4.5475% versus
the three month USD-LIBOR-BBA
maturing July 26, 2021.	12,033,000	Jul-11/4.5475	1,269,722

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.49% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	24,640,000	Aug-11/4.49	293,216

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.52% versus
the three month USD-LIBOR-BBA
maturing July 26, 2021.	24,066,000	Jul-11/4.52	245,714

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.5475% versus
the three month USD-LIBOR-BBA
maturing July 26, 2021.	12,033,000	Jul-11/4.5475	118,525

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.02%
versus the three month USD-LIBOR-BBA
maturing October 14, 2020.	17,683,900	Oct-10/4.02	1,404,809

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	25,661,000	Jul-11/4.46	2,536,271

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.525%
versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	25,661,000	Jul-11/4.525	2,655,500

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	38,491,500	Jul-11/4.745	4,605,377

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.82%
versus the three month USD-LIBOR-BBA
maturing September 12, 2018.	3,985,000	Sep-13/4.82	258,178

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.8675%
versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	6,832,000	Apr-12/4.8675	785,561

WRITTEN OPTIONS OUTSTANDING
at 6/30/10 (premiums received	Contract	Expiration date/
$34,503,503) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	$9,586,860	Feb-15/5.27	$1,067,796

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA
maturing May 14, 2022.	19,678,500	May-12/5.51	3,124,913

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 4.02%
versus the three month USD-LIBOR-BBA
maturing October 14, 2020.	17,683,900	Oct-10/4.02	26,880

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	25,661,000	Jul-11/4.46	283,041

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 4.525%
versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	25,661,000	Jul-11/4.525	260,459

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 4.665%
versus the three month USD-LIBOR-BBA
maturing March 8, 2021.	42,662,500	Mar-11/4.665	129,267

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	38,491,500	Jul-11/4.745	295,131

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 4.82%
versus the three month USD-LIBOR-BBA
maturing September 12, 2018.	3,985,000	Sep-13/4.82	74,812

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 4.8675%
versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	6,832,000	Apr-12/4.8675	115,308

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	9,586,860	Feb-15/5.27	374,382

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA
maturing May 14, 2022.	19,678,500	May-12/5.51	200,023

Total			$33,278,267

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/10 (proceeds receivable	Principal	Settlement
$1,032,031) (Unaudited)	amount	date	Value

FNMA, 4 1/2s, July 1, 2040	$1,000,000	7/14/10	$1,036,328

Total			$1,036,328

20 Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)

			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$180,330,000		$—	9/10/10	3 month USD-LIBOR-BBA	3.22969%	$2,675,201

	295,867,200		(56,723)	6/4/12	1.24%	3 month USD-LIBOR-BBA	(1,819,167)

CAD	11,130,000		—	6/10/15	3 month CAD-BA-CDOR	3.01%	243,820

CAD	3,120,000		—	6/10/20	3.7725%	3 month CAD-BA-CDOR	(95,387)

CAD	13,100,000		—	6/10/12	1.95%	3 month CAD-BA-CDOR	(103,987)

GBP	20,050,000		—	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	72,648

GBP	11,750,000		—	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(136,006)

	$22,126,000		—	7/22/10	3 month USD-LIBOR-BBA	3.5375%	376,068

Barclays Bank PLC
AUD	5,540,000	E	—	2/4/20	6 month AUD-BBR-BBSW	6.8%	121,023

	$26,450,700	E	—	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(2,177,157)

	39,974,400		(12,855)	4/16/13	1.78%	3 month USD-LIBOR-BBA	(706,294)

	200,932,400		(62,913)	4/27/14	2.34%	3 month USD-LIBOR-BBA	(5,916,292)

AUD	10,400,000		—	5/24/15	5.505%	6 month AUD-BBR-BBSW	(94,597)

AUD	5,470,000		—	5/31/20	5.9675%	6 month AUD-BBR-BBSW	(131,704)

	$2,976,200		(6,259)	6/29/16	3 month USD-LIBOR-BBA	2.5%	21,209

	82,621,700		443,915	6/29/40	3.9%	3 month USD-LIBOR-BBA	(2,498,819)

Citibank, N.A.
	175,568,100		(55,550)	6/28/19	3 month USD-LIBOR-BBA	3.04%	2,117,732

	175,847,900		84,934	6/28/20	3 month USD-LIBOR-BBA	3.17%	2,543,182

GBP	37,860,000		—	6/4/12	6 month GBP-LIBOR-BBA	1.51%	142,205

GBP	30,290,000		—	6/4/15	2.5625%	6 month GBP-LIBOR-BBA	(330,197)

GBP	8,980,000		—	6/4/20	6 month GBP-LIBOR-BBA	3.47%	129,072

GBP	8,980,000		—	6/7/20	6 month GBP-LIBOR-BBA	3.455%	107,329

GBP	30,290,000		—	6/7/15	2.54%	6 month GBP-LIBOR-BBA	(269,418)

GBP	37,860,000		—	6/7/12	6 month GBP-LIBOR-BBA	1.495%	119,948

Credit Suisse International
CHF	37,740,000		—	5/19/12	0.61583%	6 month CHF-LIBOR-BBA	(58,907)

CHF	37,740,000		—	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(67,212)

CHF	37,740,000		—	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(35,208)

	$4,458,600		499	6/23/14	1.896%	3 month USD-LIBOR-BBA	(31,834)

Deutsche Bank AG
	158,074,000		(195,365)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(5,339,909)

	115,506,200		—	5/5/12	1.194%	3 month USD-LIBOR-BBA	(698,997)

	214,788,600		24,521	5/6/12	1.25%	3 month USD-LIBOR-BBA	(1,555,552)

	105,926,500		273,022	5/6/15	2.68%	3 month USD-LIBOR-BBA	(3,433,889)

	109,887,000		—	10/24/10	3 month USD-LIBOR-BBA	2.604%	1,183,784

	58,989,000		—	12/15/18	3 month USD-LIBOR-BBA	2.80776%	15,880

	16,415,000		—	10/5/21	3 month USD-LIBOR-BBA	3.52057%	716,122

Goldman Sachs International
AUD	2,647,500	E	—	2/23/20	6 month AUD-BBR-BBSW	6.6925%	49,560

AUD	7,970,000	E	—	2/23/20	6 month AUD-BBR-BBSW	6.7%	150,879

GBP	5,160,000		—	3/31/20	6 month GBP-LIBOR-BBA	3.8%	346,835

GBP	9,330,000		—	3/31/15	2.85%	6 month GBP-LIBOR-BBA	(368,123)

GBP	5,140,000		—	4/1/20	6 month GBP-LIBOR-BBA	3.8%	344,717

GBP	9,310,000		—	4/1/15	2.8515%	6 month GBP-LIBOR-BBA	(367,186)

	$129,549,800		84,733	4/8/12	1.33%	3 month USD-LIBOR-BBA	(1,193,708)

	110,660,400		118,245	5/12/15	2.52%	3 month USD-LIBOR-BBA	(2,828,080)

CHF	39,170,000		—	6/1/12	0.555%	6 month CHF-LIBOR-BBA	(22,115)

	$166,278,900		(63,416)	6/9/12	1.19%	3 month USD-LIBOR-BBA	(860,981)

AUD	5,050,000	E	—	2/5/20	6 month AUD-BBR-BBSW	6.71%	97,392

	$199,100,800		(396,727)	6/16/14	1.96%	3 month USD-LIBOR-BBA	(2,436,095)

	145,155,000		(340,092)	6/16/15	2.33%	3 month USD-LIBOR-BBA	(2,422,639)

	109,601,000		195,306	7/2/20	3 month USD-LIBOR-BBA	3.02%	(1)

Putnam VT Diversified Income Fund 21

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited) cont.

			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A.
AUD	10,400,000		$—	3/1/15	5.6%	6 month AUD-BBR-BBSW	$(171,297)

AUD	7,800,000		—	3/2/15	5.6515%	6 month AUD-BBR-BBSW	(141,533)

	$26,450,700	E	—	3/8/21	4.165%	3 month USD-LIBOR-BBA	(2,013,956)

	6,137,000		—	7/16/10	3 month USD-LIBOR-BBA	3.384%	97,927

	17,719,000		—	7/22/10	3 month USD-LIBOR-BBA	3.565%	303,670

	47,526,000		—	7/28/10	3 month USD-LIBOR-BBA	3.5141%	799,833

	142,973,500		15,510	4/12/12	1.19%	3 month USD-LIBOR-BBA	(984,395)

AUD	7,160,000		—	6/26/19	6 month AUD-BBR-BBSW	6.05%	197,310

AUD	5,360,000		—	5/14/20	6.035%	6 month AUD-BBR-BBSW	(154,426)

JPY	1,820,030,000		—	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(73,484)

JPY	4,547,540,000		—	5/25/12	6 month JPY-LIBOR-BBA	0.48%	22,660

EUR	14,930,000		—	5/31/20	6 month EUR-EURIBOR-REUTERS	2.949%	132,970

CAD	14,890,000		—	6/4/12	1.84654%	3 month CAD-BA-CDOR	(93,492)

CAD	3,350,000		—	6/4/20	3.69011%	3 month CAD-BA-CDOR	(82,037)

CAD	11,760,000		—	6/4/15	3 month CAD-BA-CDOR	2.90384%	207,494

AUD	7,800,000		—	6/11/15	5.545%	6 month AUD-BBR-BBSW	(76,068)

JPY	424,200,000	E	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	20,804

JPY	570,400,000	E	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(31,712)

AUD	2,680,000		—	12/17/19	6 month AUD-BBR-BBSW	6.15%	92,586

AUD	8,040,000		—	12/18/19	6 month AUD-BBR-BBSW	6.15%	277,114

PLN	10,480,000		—	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(251)

JPY	7,321,000,000		—	6/22/15	0.665%	6 month JPY-LIBOR-BBA	(228,498)

JPY	1,936,000,000		—	6/22/20	6 month JPY-LIBOR-BBA	1.28%	240,246

JPY	9,098,000,000		—	6/22/12	6 month JPY-LIBOR-BBA	0.475%	24,242

	$10,300,000		—	7/1/40	3 month USD-LIBOR-BBA	3.745%	65,302

Total							$(25,993,846)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap	Notional	premium	Termination	received (paid) by	received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$877,544	$—	1/12/40	(4.00%)1 month USD-LIBOR	Synthetic TRS Index 4.00%	$8,656
					30 year Fannie Mae pools

	1,738,631	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(31,736)
					30 year Fannie Mae pools

	846,430	—	1/12/40	(5.00%)1 month USD-LIBOR	Synthetic TRS Index 5.00%	20,000
					30 year Fannie Mae pools

	4,020,961	(44,919)	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	26,563
					30 year Fannie Mae pools

	4,029,354	45,899	1/12/39	(6.00%)1 month USD-LIBOR	Synthetic TRS Index 6.00%	20,770
					30 year Fannie Mae pools

	6,866,233	110,003	1/12/39	(5.50%)1 month USD-LIBOR	Synthetic TRS Index 5.50%	(5,462)
					30 year Fannie Mae pools

Citibank, N.A.
GBP	10,020,000	—	5/18/13	(3.38%)	GBP Non-revised UK	(38,426)
					Retail Price Index

22 Putnam VT Diversified Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap	Notional	premium	Termination	received (paid) by	received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
	$877,544	$—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$(8,655)
					30 year Fannie Mae pools

	1,738,631	—	1/12/40	(4.50%)1 month USD-LIBOR	Synthetic TRS Index 4.50%	31,736
					30 year Fannie Mae pools

	846,430	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	(20,000)
					30 year Fannie Mae pools

Total						$3,446

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Ford Motor Credit Co., 7%, 10/1/13	Ba3	$—		$1,020,000	3/20/12	285 bp	$(17,586)

Citibank, N.A.
Lighthouse International Co., SA, 8%, 4/30/14	Caa1	—	EUR	400,000	3/20/13	815 bp	(102,788)

Credit Suisse First Boston International
Ukraine (Government of), 7.65%, 6/11/13	B2	—		$795,000	10/20/11	194 bp	(40,004)

Credit Suisse International
Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(23,679)		2,660,000	12/20/19	(100 bp)	249,046

Deutsche Bank AG
Federal Republic of Brazil, 12 1/4%, 3/6/30	Baa3	—		700,000	10/20/17	105 bp	(19,110)

General Electric Capital Corp., 6%, 6/15/12	Aa2	—		280,000	9/20/13	109 bp	(6,952)

Russian Federation, 7 1/2%, 3/31/30	—	—		187,500	4/20/13	(112 bp)	2,668

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	405,000	9/20/13	715 bp	33,582

United Mexican States, 7.5%, 4/8/33	Baa1	—		$1,095,000	3/20/14	56 bp	(22,195)

Virgin Media Finance PLC, 8 3/4%, 4/15/14	B+	—	EUR	375,000	9/20/13	477 bp	5,612

Virgin Media Finance PLC, 8 3/4%, 4/15/14	B+	—	EUR	375,000	9/20/13	535 bp	13,528

Goldman Sachs International
Lighthouse International Co, SA, 8%, 4/30/14	Caa1	—	EUR	350,000	3/20/13	680 bp	(97,301)

JPMorgan Chase Bank, N.A.
DJ CDX NA EM Series 10 Index	Ba1	28,016		$485,000	12/20/13	335 bp	33,396

Republic of Argentina, 8.28%, 12/31/33	B3	—		520,000	6/20/14	235 bp	(116,603)

Russian Federation, 7 1/2%, 3/31/30	Baa1	—		95,000	9/20/13	276 bp	3,588

Russian Federation, 7.5%, 3/31/30	Baa1	—		825,000	8/20/12	65 bp	(14,656)

Morgan Stanley Capital Services, Inc.
Dominican Republic, 8 5/8%, 4/20/27	—	—		850,000	11/20/11	(170 bp)	19,237

Freeport-McMoRan Copper & Gold, Inc., T/L Bank Loan	Baa1	—		884,900	3/20/12	44 bp	(3,225)

Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		680,000	10/12/12	339 bp	(125,582)

Total							$(205,345)

   *Payments related to the referenced debt are made upon a credit default event.

  **Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2010.

Putnam VT Diversified Income Fund 23

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer cyclicals	$—	$202,020	$8

Energy	—	—	2,627

Total common stocks	—	202,020	2,635

Asset-backed securities	—	47,052,219	901,865

Convertible bonds and notes	—	1,978,369	—

Convertible preferred stocks	—	922	—

Corporate bonds and notes	—	106,013,021	1,201

Foreign government bonds and notes	—	38,182,610	—

Mortgage-backed securities	—	262,077,440	4,207,056

Preferred stocks	—	126,697	—

Purchased options outstanding	—	10,892,757	—

Senior loans	—	11,599,245	—

U.S. Government and agency mortgage obligations	—	3,819,018	—

Warrants	—	18,428	1

Short-term investments	34,648,185	72,734,322	—

Totals by level	$34,648,185	$554,697,068	$5,112,758

	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$—	$410,749	$—

Forward currency contracts to sell	—	(258,106)	—

Futures contracts	6,160,262	—	—

Written options	—	(33,278,267)	—

TBA sale commitments	—	(1,036,328)	—

Interest rate swap contracts	—	(26,044,631)	—

Total return swap contracts	—	(107,537)	—

Credit default contracts	—	(209,682)	—

Totals by level	$6,160,262	$(60,523,802)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

24 Putnam VT Diversified Income Fund

Statement of assets and liabilities
6/30/10 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $530,038,270)	$559,809,826

Affiliated issuers (identified cost $34,648,185) (Note 6)	34,648,185

Cash	481,302

Foreign currency (cost $62,039) (Note 1)	61,188

Dividends, interest and other receivables	5,777,970

Receivable for shares of the fund sold	411

Receivable for investments sold	12,033,137

Receivable for sales of delayed delivery securities (Note 1)	1,069,794

Unrealized appreciation on swap contracts (Note 1)	14,525,146

Receivable for variation margin (Note 1)	683,270

Unrealized appreciation on forward currency contracts (Note 1)	1,140,281

Premium paid on swap contracts (Note 1)	1,258,498

Total assets	631,489,008

Liabilities

Payable for investments purchased	18,038,855

Payable for purchases of delayed delivery securities (Note 1)	1,033,500

Payable for shares of the fund repurchased	215,943

Payable for compensation of Manager (Note 2)	242,906

Payable for investor servicing fees (Note 2)	44,115

Payable for custodian fees (Note 2)	40,791

Payable for Trustee compensation and expenses (Note 2)	95,825

Payable for administrative services (Note 2)	1,707

Payable for distribution fees (Note 2)	75,398

Unrealized depreciation on forward currency contracts (Note 1)	987,638

Written options outstanding, at value (premiums received
$34,503,503) (Notes 1 and 3)	33,278,267

Premium received on swap contracts (Note 1)	1,424,603

Unrealized depreciation on swap contracts (Note 1)	40,720,891

TBA sale commitments, at value (proceeds receivable
$1,032,031) (Note 1)	1,036,328

Other accrued expenses	138,692

Total liabilities	97,375,459

Net assets	$534,113,549

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$602,740,399

Undistributed net investment income (Note 1)	22,337,121

Accumulated net realized loss on investments and
foreign currency transactions (Note 1)	(102,093,040)

Net unrealized appreciation of investments and
assets and liabilities in foreign currencies	11,129,069

Total — Representing net assets applicable
to capital shares outstanding	$534,113,549

Computation of net asset value Class IA

Net assets	$165,453,129

Number of shares outstanding	22,402,327

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$7.39

Computation of net asset value Class IB

Net assets	$368,660,420

Number of shares outstanding	49,945,003

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$7.38

Statement of operations
Six months ended 6/30/10 (Unaudited)

Investment income

Interest (net of foreign tax of $9,744) (including interest income
of $22,271 from investments in affiliated issuers) (Note 6)	$29,632,445

Dividends	23,856

Total investment income	29,656,301

Expenses

Compensation of Manager (Note 2)	1,442,997

Investor servicing fees (Note 2)	262,631

Custodian fees (Note 2)	42,596

Trustee compensation and expenses (Note 2)	20,929

Administrative services (Note 2)	14,539

Distribution fees — Class IB (Note 2)	443,846

Other	129,784

Total expenses	2,357,322

Expense reduction (Note 2)	(1,128)

Interest expense (Note 2)	(28,431)

Net expenses	2,327,763

Net investment income	27,328,538

Net realized gain on investments (Notes 1 and 3)	12,372,319

Net realized loss on swap contracts (Note 1)	(1,385,926)

Net realized gain on futures contracts (Note 1)	7,833,902

Net realized gain on foreign currency transactions (Note 1)	1,902,628

Net realized gain on written options (Notes 1 and 3)	1,459,202

Net unrealized appreciation of assets and liabilities
in foreign currencies during the period	1,088,535

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, receivable purchase agreements
and TBA sale commitments during the period	(18,801,871)

Net gain on investments	4,468,789

Net increase in net assets resulting from operations	$31,797,327

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 25

Statement of changes in net assets

	Six months ended	Year ended
	6/30/10*	12/31/09

Increase in net assets

Operations:

Net investment income	$27,328,538	$36,005,345

Net realized gain (loss) on investments
and foreign currency transactions	22,182,125	(9,742,696)

Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies	(17,713,336)	148,299,496

Net increase in net assets
resulting from operations	31,797,327	174,562,145

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(24,120,212)	(10,441,397)

Class IB	(51,004,689)	(15,935,770)

Increase from capital share transactions
(Note 4)	60,547,092	67,307,191

Total increase in net assets	17,219,518	215,492,169

Net assets:

Beginning of period	516,894,031	301,401,862

End of period (including undistributed net
investment income of $22,337,121 and
$70,133,484, respectively)	$534,113,549	$516,894,031

* Unaudited.

The accompanying notes are an integral part of these financial statements.

26 Putnam VT Diversified Income Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,d]	Ratio of expenses to average net assets, excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

6/30/10†	$8.11	.41	.08	.49	(1.21)	(1.21)	—	$7.39	6.40 *	$165,453	.36 *f	.36 *f	5.29 *	38.46 *

12/31/09	5.72	.61	2.29	2.90	(.51)	(.51)	—	8.11	54.83	167,996	.77[g,h]	.73[g]	9.07[g]	167.77

12/31/08	8.81	.47	(3.07)	(2.60)	(.49)	(.49)	—[i,j]	5.72	(31.07)	127,770	.74 [g]	.74 [g]	6.19[g]	198.09

12/31/07	8.89	.46	(.09)	.37	(.45)	(.45)	—	8.81	4.31	248,629	.75[g]	.75[g]	5.25[g]	78.65

12/31/06	8.86	.44	.11	.55	(.52)	(.52)	—	8.89	6.60	291,212	.76 [g]	.76 [g]	5.12[g]	87.14

12/31/05	9.27	.44	(.16)	.28	(.69)	(.69)	—	8.86	3.28	348,430	.79[g]	.79[g]	4.96 [g]	115.07

Class IB

6/30/10†	$8.10	.40	.07	.47	(1.19)	(1.19)	—	$7.38	6.20 *	$368,660	.49 *f	.49 *f	5.16 *	38.46 *

12/31/09	5.68	.61	2.30	2.91	(.49)	(.49)	—	8.10	55.35	348,898	1.02[g,h]	.98[g]	8.95[g]	167.77

12/31/08	8.70	.43	(2.98)	(2.55)	(.47)	(.47)	—[i,j]	5.68	(30.82)	173,632	.99[g]	.99[g]	5.71[g]	198.09

12/31/07	8.78	.43	(.08)	.35	(.43)	(.43)	—	8.70	4.13	225,160	1.00 [g]	1.00 [g]	5.02[g]	78.65

12/31/06	8.76	.42	.10	.52	(.50)	(.50)	—	8.78	6.29	188,602	1.01[g]	1.01[g]	4.86 [g]	87.14

12/31/05	9.17	.41	(.15)	.26	(.67)	(.67)	—	8.76	3.05	160,295	1.04 [g]	1.04 [g]	4.70 [g]	115.07

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes dollar roll transactions.

f Excludes the impact of a current period revision to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.01% of average net assets as of June 30, 2010 (Note 2).

g Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets

12/31/09	0.13%

12/31/08	0.13

12/31/07	0.08

12/31/06	0.09

12/31/05	0.03

h Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets as of December 31, 2009 (Note 2).

i Amount represents less than $0.01 per share.

j Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 27

Notes to financial statements 6/30/10 (Unaudited)

Note 1 — Significant accounting policies

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek as high a level of current income as Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital primarily by investing in bonds that are securitized debt instruments and other obligations of companies and governments worldwide that are either investment-grade or below investment-grade and have intermediate- to long-term maturities. The fund may invest in higher yielding, lower rated bonds that have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market of these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the period from January 1, 2010 through June 30, 2010 (the reporting period). Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

28 Putnam VT Diversified Income Fund

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts on purchased options contracts at the close of the reporting period are indicative of the volume of activity during the period. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately 2,500 on futures contracts for the reporting period.

H) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

I) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $96,700,000 on total return swap contracts for the reporting period.

J) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.

Putnam VT Diversified Income Fund 29

Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $4,428,800,000 on interest rate swap contracts for the reporting period.

K) Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $22,900,000 on credit default swap contracts for the reporting period.

L) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $5,185,975 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $48,927,315 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $66,316,677.

M) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

N) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

O) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

P) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

30 Putnam VT Diversified Income Fund

Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2009, the fund had a capital loss carryover of $123,670,726 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$39,497,485	12/31/10

888,100	12/31/13

10,290,691	12/31/15

38,764,814	12/31/16

34,229,636	12/31/17

The aggregate identified cost on a tax basis is $569,719,453, resulting in gross unrealized appreciation and depreciation of $54,301,261 and $29,562,703, respectively, or net unrealized appreciation of $24,738,558.

Q) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

R) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

S) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 60.2% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows: 0.700% of the first $5 billion, 0.650% of the next $5 billion, 0.600% of the next $10 billion, 0.550% of the next $10 billion, 0.500% of the next $50 billion, 0.480% of the next $50 billion, 0.470% of then next $100 billion, and 0.465% of any excess thereafter.

Effective August 1, 2009 through June 30, 2011, Putnam Management has contractually agreed to reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis (or from August 1, 2009 through the fund’s next fiscal year end, as applicable), to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period (or since August 1, 2009, as applicable). During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed, from August 1, 2009 through July 31, 2010, to limit the management fee for the fund to an annual rate of 0.562% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (LBSF) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (Agreement) with another registered investment company (the Seller) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $648,551 in net payments from LBSF in connection with certain terminated derivatives transactions (the Receivable), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable offset against the fund’s net payable to LBSF. The fund paid $201,589 (exclusive of the initial payment) to the Seller in accordance with the terms of the Agreement and the fund paid $5,214,545, including interest, to LBSF in complete satisfaction of the fund’s obligations under the terminated contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street Bank and Trust Company (State Street). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,128 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $370, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $195,928,619 and $186,038,975, respectively. Purchases and proceeds from sales of long-term U.S. government securities aggregated $1,991,875 and $1,990,625, respectively.

Putnam VT Diversified Income Fund 31

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option
		contract amounts	premiums received

Written options outstanding at
beginning of the reporting period	USD	543,203,800	$31,596,987

	EUR	—	$—

	JPY	—	$—

Options opened	USD	135,240,680	4,420,322

	EUR	104,580,000	362,790

	JPY	133,000,000	82,161

Options exercised	USD	—	—

	EUR	—	—

	JPY	—	—

Options expired	USD	(41,192,000)	(1,513,806)

	EUR	—	—

	JPY	—	—

Options closed	USD	—	—

	EUR	(104,580,000)	(362,790)

	JPY	(133,000,000)	(82,161)

Written options outstanding at
end of the reporting period	USD	637,252,480	$34,503,503

	EUR	—	$—

	JPY	—	$—

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

Class IA shares					Class IB shares
	Six months ended 6/30/10		Year ended 12/31/09		Six months ended 6/30/10		Year ended 12/31/09

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	296,452	$2,270,571	628,447	$4,243,287	3,876,444	$29,610,346	13,079,232	$86,737,711

Shares issued in connection with
reinvestment of distributions	3,350,029	24,120,212	1,901,894	10,441,397	7,083,985	51,004,689	2,913,303	15,935,770

	3,646,481	26,390,783	2,530,341	14,684,684	10,960,429	80,615,035	15,992,535	102,673,481

Shares repurchased	(1,953,648)	(15,058,671)	(4,168,221)	(26,798,617)	(4,093,797)	(31,400,055)	(3,482,801)	(23,252,357)

Net increase (decrease)	1,692,833	$11,332,112	(1,637,880)	$(12,113,933)	6,866,632	$49,214,980	12,509,734	$79,421,124

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

Asset derivatives			Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$356,320	Payables	$566,002

Foreign exchange contracts	Receivables	1,140,281	Payables	987,638

Equity contracts	Investments	18,429		—

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation/(depreciation)	31,367,935*	Unrealized appreciation/(depreciation)	73,745,351*

Total		$32,882,965		$75,298,991

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

32 Putnam VT Diversified Income Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments				Forward currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$112,048	$112,048

Foreign exchange contracts	—	—	—	1,930,398	—	$1,930,398

Equity contracts	—	7,136	—	—	—	$7,136

Interest rate contracts	(937,948)	—	7,833,902	—	(1,497,974)	$5,397,980

Total	$(937,948)	$7,136	$7,833,902	$1,930,398	$(1,385,926)	$7,447,562

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments				Forward currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(436,965)	$(436,965)

Foreign exchange contracts	—	—	—	1,040,240	—	$1,040,240

Equity contracts	—	(11,363)	—	—	—	$(11,363)

Interest rate contracts	2,394,070	—	10,327,460	—	(29,391,232)	$(16,669,702)

Total	$2,394,070	$(11,363)	$10,327,460	$1,040,240	$(29,828,197)	$(16,077,790)

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $22,271 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $177,668,099 and $179,636,002, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Putnam VT Diversified Income Fund 33

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2010, the Contract Committee met several times with representatives of Putnam Management and in executive session to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. At the Trustees’ June 11, 2010 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2010. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing such services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in prior years.

Consideration of implementation of strategic pricing initiative

The Trustees were mindful that new management contracts had been implemented for all but a few funds at the beginning of 2010 as part of Putnam Management’s strategic pricing initiative. These new management contracts reflected the implementation of more competitive fee levels for many funds, complex-wide breakpoints for the open-end funds and performance fees for certain funds. The Trustees had approved these new management contracts on July 10, 2009 and submitted them to shareholder meetings of the affected funds in late 2009, where the contracts were in all cases approved by overwhelming majorities of the shares voted.

Because the management contracts had been implemented only recently, the Contract Committee had limited practical experience with the operation of the new fee structures. The financial data available to the Committee reflected actual operations under the prior contracts; information was also available on a pro forma basis, adjusted to reflect the fees payable under the new management contracts. In light of the limited information available regarding operations under the new management contracts, in recommending the continuation of the new management contracts in June 2010, the Contract Committee relied to a considerable extent on its review of the financial information and analysis that formed the basis of the Board’s approval of the new management contracts on July 10, 2009.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

As in the past, the Trustees continued to focus on the competitiveness of the total expense ratio of each fund. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement: (i) a contractual expense limitation applicable to all retail open-end funds of 37.5 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, taxes, brokerage commissions and extraordinary expenses). These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets.

The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the 71st percentile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 43rd percentile in total expenses (less any applicable 12b-1 fees) as of December 31, 2009 (the first percentile representing the least expensive funds and the 100th percentile the most expensive funds). The Trustees also considered that your fund ranked in the 7th percentile in effective management fees, on a pro forma basis adjusted to reflect the impact of the strategic pricing initiative discussed above, as of December 31, 2009.

34 Putnam VT Diversified Income Fund

Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Contract Committee observed that the complex-wide breakpoints of the open-end funds have only been in place for a short while, and the Trustees will examine the operation of this new breakpoint structure in future years in light of actual experience.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules currently in place represented an appropriate sharing of economies of scale at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, and did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Committee noted the substantial improvement in the performance of most Putnam funds during 2009. The Committee also noted the disappointing investment performance of a number of the funds for periods ended December 31, 2009 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including Putnam Management’s continuing efforts to strengthen the equity research function, recent changes in portfolio managers, increased accountability of individual managers rather than teams, recent changes in Putnam Management’s approach to incentive compensation, including emphasis on top quartile performance over a rolling three-year period, and the recent arrival of a new chief investment officer. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that your fund’s class A share cumulative total return performance at net asset value was in the following percentiles of its Lipper Inc. peer group (Lipper General Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2009 (the first percentile representing the best-performing funds and the 100th percentile the worst-performing funds):

One-year period	Three-year period	Five-year period

4th	74th	55th

Over the one-year, three-year and five-year periods ended December 31, 2009, there were 59, 51 and 47 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing; distribution

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered a change made, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policies commencing in 2010, which increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees noted that a portion of available soft dollars continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the

Putnam VT Diversified Income Fund 35

potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management contract, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, are available in the Individual Investors section of putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

36 Putnam VT Diversified Income Fund

Investment Manager	Marketing Services	Trustees
Putnam Investment Management, LLC	Putnam Retail Management	John A. Hill, Chairman
One Post Office Square	One Post Office Square	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	Boston, MA 02109	Ravi Akhoury
Barbara M. Baumann
Investment Sub-Manager	Investor Servicing Agent	Charles B. Curtis
Putnam Investments Limited	Putnam Investor Services, Inc.	Robert J. Darretta
57–59 St James’s Street	Mailing address:	Myra R. Drucker
London, England SW1A 1LD	P.O. Box 8383	Paul L. Joskow
	Boston, MA 02266-8383	Kenneth R. Leibler
	1-800-225-1581	Robert E. Patterson
George Putnam, III
	Custodian	Robert L. Reynolds
	State Street Bank and Trust Company	W. Thomas Stephens
Richard B. Worley
Legal Counsel
Ropes & Gray LLP

Putnam VT Diversified Income Fund 37

This report has been prepared for the shareholders	H303
of Putnam VT Diversified Income Fund.	262420 8/10

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: August 27, 2010

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 27, 2010